                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 84.52%
       Aerospace & Defense - 3.41%
            AlliedSignal, Inc. ...................................................                    8,000                 $283,000
                                                                                                                          ----------

       Beverages - 3.20%
            PepsiCo, Inc. ........................................................                    9,000                  264,938
                                                                                                                          ----------

       Chemicals - Specialty - 1.11%
            Morton International .................................................                    4,200                   91,875
                                                                                                                          ----------

       Computers - 1.92%
            Hewlett-Packard Co. ..................................................                    3,000                  158,812
                                                                                                                          ----------

       Computer Software & Services - 3.86%
       (a)  Oracle Corporation ...................................................                   11,000                  320,375
                                                                                                                          ----------

       Cosmetics & Personal Care - 5.48%
            Gilllette Company ....................................................                    6,000                  229,500
       (a)  Playtex Products, Inc. ...............................................                   16,000                  225,000
                                                                                                                          ----------
                                                                                                                             454,500
                                                                                                                          ----------
       Direct Marketing - 4.01%
       (a)  TeleSpectrum Worldwide Inc. ..........................................                   40,000                  332,500
                                                                                                                          ----------

       Diversified Manufacturing - 0.96%
            General Electric Company .............................................                    1,000                   79,562
                                                                                                                          ----------

       Electronics - Semiconductor - 2.07%
            Intel Corporation ....................................................                     2000                  171,500
                                                                                                                          ----------

       Financial - Banks, Commercial - 5.27%
            NationsBank Corporation ..............................................                    4,100                  219,606
            Resource Bank ........................................................                   11,800                  217,563
                                                                                                                          ----------
                                                                                                                             437,169
                                                                                                                          ----------
       Financial - Banks, Money Center - 3.69%
            CCB Financial Corporation ............................................                    2,000                  201,500
            Chase Manhattan Corporation ..........................................                    2,400                  104,400
                                                                                                                          ----------
                                                                                                                             305,900
                                                                                                                          ----------
       Financial Services - 5.68%
            Equifax, Inc. ........................................................                    6,000                  214,125
            Fannie Mae ...........................................................                    4,000                  257,000
                                                                                                                          ----------
                                                                                                                             471,125
                                                                                                                          ----------
       Holding Companies - Diversified - 3.27%
            Mobil Corporation ....................................................                    1,600                  121,500
       (a)  Travelers Group, Inc. ................................................                    4,000                  149,750
                                                                                                                          ----------
                                                                                                                             271,250
                                                                                                                          ----------
                                                                                                                         (Continued)

                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued) ......................................................

       Insurance - Life & Health - 3.45%
            AFLAC, Incorporated ..................................................                   10,000               $  285,625
                                                                                                                          ----------

       Insurance - Multiline - 2.80%
            American International Group, Inc. ...................................                    3,000                  231,750
                                                                                                                          ----------

       Manufactured Housing - 1.42%
            Oakwood Homes Corporation ............................................                    9,000                  118,125
                                                                                                                          ----------

       Manufacturing - Miscellaneous - 2.80%
            Tyco International Ltd. ..............................................                    4,200                  232,050
                                                                                                                          ----------

       Medical Supplies - 2.36%
            Johnson & Johnson ....................................................                    2,500                  195,625
                                                                                                                          ----------

       Multimedia - 7.87%
            The Walt Disney Company ..............................................                    8,000                  203,500
       (a)  Tele-Communications, Inc. ............................................                    7,000                  273,875
            Time Warner, Inc. ....................................................                    2,000                  175,125
                                                                                                                          ----------
                                                                                                                             652,500
                                                                                                                          ----------
       Pharmaceuticals - 6.03%
            American Home Products Corporation ...................................                    4,600                  240,925
            Merck & Co., Inc. ....................................................                    2,000                  259,125
                                                                                                                          ----------
                                                                                                                             500,050
                                                                                                                          ----------
       Restaurants & Food Service - 2.88%
            McDonald's Corporation ...............................................                    4,000                  238,750
                                                                                                                          ----------

       Retail - Specialty Line - 1.92%
            Lowe's Companies, Inc. ...............................................                    5,000                  159,063
                                                                                                                          ----------

       Telecommunications - 2.95%
       (a)  MCI WorldCom, Inc. ...................................................                    5,000                  244,375
                                                                                                                          ----------

       Tobacco - 0.54%
            Standard Commercial Corporation ......................................                    6,000                   44,625
                                                                                                                          ----------

       Toys - 2.53%
            Mattel, Inc. .........................................................                    7,500                  210,000
                                                                                                                           ---------

       Utilities - Electric - 3.04%
       (a)  CalEnergy Company, Inc. ..............................................                    9,500                  251,750
                                                                                                                          ----------

            Total Common Stocks (Cost $7,091,691) ......................................................                   7,006,794
                                                                                                                          ----------

                                                                                                                         (Continued)


                                                      WST GROWTH & INCOME FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS - 3.34%

       Insurance - Multiline - 1.65%
            AICI CAPITAL TRUST, 9.00% ............................................                    5,500               $  136,813
                                                                                                                          ----------

       Telecommunications - 1.69%
            TCI Communications, 8.72% ............................................                    5,500                  139,906
                                                                                                                          ----------

            Total Preferred Stocks (Cost $281,974) .....................................................                     276,719
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Interest       Maturity
                                                                    Principal         Rate           Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATION - 1.73%

            Macsaver Financial Services ......... ..............     $150,000        7.875%         8/01/03                  143,484
                (Cost $146,322)                                                                                           ----------

US GOVERNMENT OBLIGATION - 3.52%

            US Government National Strip .......................      400,000        0.000%        11/15/05                  291,550
                (Cost $270,335)                                                                                           ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 6.28%

       Evergreen Money Market Treasury Institutional Money .......................                  373,777                  373,777
            Market Fund Institutional Service Shares
       Evergreen Money Market Treasury Institutional Treasury Money ..............                  147,062                  147,062
            Market Fund Institutional Service Shares                                                                      ----------


            Total Investment Companies (Cost $520,839) ...........................                                           520,839
                                                                                                                          ----------

Total Value of Investments (Cost $8,311,161 (b)) .......................................................     99.39 %      $8,239,386
Other Assets Less Liabilities ..........................................................................      0.61 %          50,562
                                                                                                            ------        ----------
       Net Assets ......................................................................................    100.00 %      $8,289,948
                                                                                                            ======        ==========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income taxes purposes is as follows:

            Unrealized appreciation                                                                                       $ 787,566
            Unrealized depreciation                                                                                        (859,341)
                                                                                                                          ---------

                            Net unrealized depreciation                                                                    ($71,775)
                                                                                                                          =========


See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $8,311,161) ...........................................................              $ 8,239,386
       Cash ..............................................................................................                       10
       Income receivable .................................................................................                    8,663
       Receivable for fund shares sold ...................................................................                   22,040
       Deferred organization expense (note 4) ............................................................                   32,877
       Other assets ......................................................................................                    6,008
                                                                                                                        -----------

            Total assets .................................................................................                8,308,984
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ..................................................................................                   18,340
       Other liabilities .................................................................................                      696
                                                                                                                        -----------

            Total liabilities ............................................................................                   19,036
                                                                                                                        -----------

NET ASSETS ...............................................................................................              $ 8,289,948
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital ...................................................................................              $ 8,741,092
       Undistributed net investment income ...............................................................                    5,083
       Accumulated net realized loss on investments ......................................................                 (384,452)
       Net unrealized depreciation on investments ........................................................                  (71,775)
                                                                                                                        -----------
                                                                                                                        $ 8,289,948
                                                                                                                        ===========

INSTITUTIONAL CLASS
       Net asset value, redemption and maximum offering price per share
       ($7,083,067 / 713,953 shares outstanding) ......................................................................     $  9.92
                                                                                                                            =======

INVESTOR CLASS
       Net asset value, redemption and offering  price per share
       ($1,206,881 / 122,276 shares outstanding) ......................................................................     $  9.87
                                                                                                                            =======
       Maximum offering price per share (100 / 96.25% of $9.87) .......................................................     $ 10.25
                                                                                                                            =======






See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Interest .....................................................................................               $   30,925
            Dividends ....................................................................................                   48,934
                                                                                                                         ----------

                  Total income ...........................................................................                   79,859
                                                                                                                         ----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   30,902
            Fund administration fees (note 2) ............................................................                    7,210
            Audit fees ...................................................................................                    4,276
            Legal fees ...................................................................................                    9,309
            Fund accounting fees (note 2) ................................................................                   16,500
            Distribution fees and service fees - Investor Class (note3) ..................................                    2,733
            Custody fees .................................................................................                    1,740
            Securities pricing fees ......................................................................                    1,371
            Shareholder recordkeeping fees ...............................................................                    2,991
            Registration and filing administration fees ..................................................                    2,218
            Shareholder servicing expenses ...............................................................                    1,949
            Registration and filing expenses .............................................................                    6,213
            Trustee fees and meeting expenses ............................................................                    2,005
            Printing expenses ............................................................................                      896
            Amortization of deferred organization expenses (note 4) ......................................                    4,125
            Other operating expenses .....................................................................                      616
                                                                                                                         ----------

                  Total expenses .........................................................................                   95,054
                                                                                                                         ----------

                  Less investment advisory fees waived (note 2) ..........................................                  (20,278)
                                                                                                                         ----------

                  Net expenses ...........................................................................                   74,776
                                                                                                                         ----------

                       Net investment income .............................................................                    5,083
                                                                                                                         ----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

       Net realized loss from investment transactions ....................................................                 (342,266)
       Decrease in unrealized appreciation on investments ................................................                 (801,754)
                                                                                                                         ----------

            Net realized and unrealized loss on investments ..............................................               (1,144,020)
                                                                                                                         ----------

                  Net decrease in net assets resulting from operations ...................................              $(1,138,937)
                                                                                                                         ==========







See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        For the
                                                                                                                      period from
                                                                                                                   September 9, 1997
                                                                                                                   (commencement of
                                                                                                    Period ended     operations) to
                                                                                                    September 30,       March 31,
                                                                                                        1998              1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
     Operations
          Net investment income ............................................................         $     5,083        $     1,567
          Net realized loss from investment transactions ...................................            (342,266)           (42,186)
          (Decrease) increase in unrealized appreciation on investments ....................            (801,754)           729,979
                                                                                                     -----------        -----------

              Net (decrease) increase in net assets resulting from operations ..............          (1,138,937)           689,360
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income - Institutional Class ......................................                   0             (2,096)
          Net investment income - Investor Class ...........................................                   0                (40)
                                                                                                     -----------        -----------

              Decrease in net assets resulting from distributions ..........................                   0             (2,136)
                                                                                                     -----------        -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .............           2,289,506          6,452,155
                                                                                                     -----------        -----------

                   Total increase in net assets ............................................           1,150,569          7,139,379
NET ASSETS
     Beginning of period ...................................................................           7,139,379                  0
                                                                                                     -----------        -----------

     End of period (including undistributed net investment income of
                     $5,083 at September 30, 1998) .........................................         $ 8,289,948        $ 7,139,379
                                                                                                     ===========        ===========

(a) A summary of capital share activity follows:
                                                 -----------------------------------------------------------------------------------
                                                                                                           For the period from
                                                                                                            September 9, 1997
                                                                        Period ended                   (commencement of operations)
                                                                     September 30, 1998                     to March 31, 1998
                                                                  Shares             Value              Shares             Value
                                                 -----------------------------------------------------------------------------------
------------------------------------------------
              INSTITUTIONAL CLASS
------------------------------------------------
Shares sold ............................................           151,422        $ 1,706,201            564,741        $ 5,750,088
Shares issued for reinvestment of distributions ........                 0                  0                191              2,096
                                                               -----------        -----------        -----------        -----------
                                                                   151,422          1,706,201            564,932          5,752,184
Shares redeemed ........................................            (2,270)           (22,219)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           149,152        $ 1,683,982            564,801        $ 5,750,789
                                                               ===========        ===========        ===========        ===========

------------------------------------------------
                INVESTOR CLASS
------------------------------------------------
Shares sold ............................................            59,452        $   662,320             67,766        $   701,326
Shares issued for reinvestment of distributions ........                 0                  0                  4                 40
                                                               -----------        -----------        -----------        -----------
                                                                    59,452            662,320             67,770            701,366
Shares redeemed ........................................            (4,946)           (56,796)                 0                  0
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................            54,506        $   605,524             67,770        $   701,366
                                                               ===========        ===========        ===========        ===========

------------------------------------------------
                 FUND SUMMARY
------------------------------------------------
Shares sold ............................................           210,874        $ 2,368,521            632,507        $ 6,451,414
Shares issued for reinvestment of distributions ........                 0                  0                195              2,136
                                                               -----------        -----------        -----------        -----------
                                                                   210,874          2,368,521            632,702          6,453,550
Shares redeemed ........................................            (7,216)           (79,015)              (131)            (1,395)
                                                               -----------        -----------        -----------        -----------
     Net increase ......................................           203,658        $ 2,289,506            632,571        $ 6,452,155
                                                               ===========        ===========        ===========        ===========



See accompanying notes to financial statements

                                                      WST GROWTH & INCOME FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)


                                                                ------------------------------      --------------------------------
                                                                    INSTITUTIONAL CLASS                     INVESTOR CLASS
                                                                ------------------------------      --------------------------------
                                                                                   For the                             For the
                                                                                 period from                         period from
                                                                                September 30,                        October 3,
                                                                                1997 (date of                      1997 (date of
                                                                                initial public                     initial public
                                                                 Period ended    offering) to       Period ended    offering) to
                                                                 September 30,     March 31,        September 30,     March 31,
                                                                     1998            1998               1998            1998
                                                                ------------------------------     ---------------------------------

Net asset value, beginning of period ............................     $11.29          $10.02             $11.26          $10.22

      Income from investment operations
           Net investment income (loss) .........................       0.01            0.00              (0.01)          (0.01)
           Net realized and unrealized (loss) gain on investments      (1.38)           1.27              (1.38)           1.05
                                                                  ----------      ----------         ----------      ----------
                 Total from investment operations ...............      (1.37)           1.27              (1.39)           1.04
                                                                  ----------      ----------         ----------      ----------

      Distributions to shareholders from
           Net investment income ................................      (0.00)           0.00              (0.00)          (0.00)
                                                                  ----------      ----------         ----------      ----------

Net asset value, end of period ..................................     $ 9.92          $11.29             $ 9.87          $11.26
                                                                  ==========      ==========         ==========      ==========

Total return (a) ................................................     (12.13)%         12.72 %           (12.34)%         10.52 %
                                                                  ==========      ==========         ==========      ==========

Ratios/supplemental data
      Net assets, end of period ................................. $7,083,067      $6,376,193         $1,206,881      $  763,186
                                                                  ==========      ==========         ==========      ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........       2.31 %(b)       3.15 %(b)          2.31 %(b)       3.63 %(b)
           After expense reimbursements and waived fees .........       1.75 %(b)       1.75 %(b)          2.25 %(b)       2.25 %(b)

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........      (0.37)%(b)      (1.31)%(b)         (0.37)%(b)      (1.70)%(b)
           After expense reimbursements and waived fees .........       0.19 %(b)       0.09 %(b)         (0.32)%(b)      (0.31)%(b)

      Portfolio turnover rate ...................................      22.51 %         23.64 %            22.51 %         23.64 %
      Average broker commission per share (c) ...................    $0.0810         $0.0778            $0.0810         $0.0778


(a)  Total return does not reflect payment of a sales charge.
(b)  Annualized.
(c) Represents total commission paid on portfolio securities divided by total portfolio shares purchased or sold on which commissions were charged.




See accompanying notes to financial statements

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The WST Growth & Income Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on September 9, 1997. The investment objective of the fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares.


         Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three and three-quarters percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

         B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $42,186, which expire in the year 2006. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions to shareholders made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

         C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


         D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Wilbanks, Smith & Thomas Asset Management, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.75% of the first $250 million of the Fund's average daily net assets and 0.65% of all assets over $250 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.75% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $20,278 ($0.03 per share) for the period ended September 30, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million, 0.125% of the next $50 million, and 0.10% of average daily net assets over $150 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares.The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                            WST GROWTH & INCOME FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

         The Plan provides that the Fund may incur certain costs, which may not exceed 0.50% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $2,733 of such expenses under the Plan for the period ended September 30, 1998.

NOTE 4 - DEFERRED ORGANIZATION EXPENSES

         All expenses of the Fund incurred in connection with its organization and the registration of its shares have been assumed by the Fund. The organization expenses are being amortized over a period of sixty months. Investors purchasing shares of the Fund bear such expenses only as they are amortized against the Fund's investment income.

NOTE 5 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $4,287,445 and $1,641,207, respectively, for the period ended September 30, 1998.

                               Capital Value Fund

                               MANAGER'S COMMENTS




     What a year! At a recent research meeting, one of our brokers commented that if you had gone to sleep in June and woke up again in November, you would have no idea that anything untoward had happened in the financial markets. I wish those sentiments were true; however, the financial markets sustained a great deal of damage in the second and third quarters of 1998. The market is currently in a rebuilding phase. This window of reconstruction should give us an upward bias into the first quarter of 1999. I do feel the worse is behind us. With three rate cuts in six weeks, the Alan Greenspan has shown that he takes the current crisis very seriously.

     In preparation for this missive, I reread my comments from earlier this year. At that time, my concern was a case of "too far, too fast" for the major market indices. I felt we would get a pullback. Unfortunately, I had no idea it would be of such magnitude. The Capital Value Fund (CVF) fared well in this volatile environment. So well in fact that September saw us garner our first ever number one Lipper ranking. September's seeds of success were sown in May, June and early July. During these three months, I repositioned the portfolio, and we boasted a large cash position going into early August. The large cash accomplished two things. A. it lessened our losses and B. we had able to wade in and take advantage of some the incredible bargains the market produced.

     Going forward, my near term concentration has been in three sectors, the financials, the airlines and the oil service group. All three areas are substantially down from their yearly highs and have very attractive upside over the next eighteen months. I feel the market will continue to be volatile, but after our performance this summer, I am confident we can continue to produce solid returns.



Hal Eddins

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 55.55%

     Aerospace & Defense - 1.27%
           The Boeing Company ............................................................                3,500           $  120,094
                                                                                                                          ----------

     Auto & Trucks - 0.66%
           Chrysler Corporation ..........................................................                1,300               62,238
                                                                                                                          ----------

     Beverages - 0.62%
           PepsiCo, Inc. .................................................................                2,000               58,875
                                                                                                                          ----------

     Brewery - 0.97%
           Adolph Coors Company ..........................................................                2,000               91,875
                                                                                                                          ----------

     Broadcast - Radio & Television - 0.94%
     (a)   MediaOne Group, Inc. ..........................................................                2,000               88,875
                                                                                                                          ----------

     Building Materials - 1.18%
           Louisiana-Pacific Corporation .................................................                5,500              112,063
                                                                                                                          ----------

     Chemicals - 0.56%
           Engelhard Corporation .........................................................                3,000               53,063
                                                                                                                          ----------

     Commercial Services - 1.16%
           Automatic Data Processing, Inc. ...............................................                1,000               74,750
           Crawford & Company ............................................................                2,000               35,250
                                                                                                                          ----------
                                                                                                                             110,000
                                                                                                                          ----------
     Computers - 6.85%
           Compaq Computer Corporation ...................................................               11,500              363,687
     (a)   EMC Corporation ...............................................................                5,000              285,937
                                                                                                                          ----------
                                                                                                                             649,624
                                                                                                                          ----------
     Computer Software & Services - 12.22%
     (a)   3Com Corporation ..............................................................                4,500              135,280
           Adobe Systems Incorporated ....................................................                1,000               34,687
     (a)   Brooktrout Technology .........................................................                4,300               58,453
     (a)   Cisco Systems, Inc. ...........................................................                7,500              463,594
           Hewlett-Packard Company .......................................................                4,500              238,218
     (a)   Novell, Inc. ..................................................................               10,500              128,625
     (a)   Parametric Technology Corporation .............................................                6,000               60,375
     (a)   Pomeroy Computer Resources, Inc. ..............................................                2,475               41,147
                                                                                                                          ----------
                                                                                                                           1,160,379
                                                                                                                          ----------


                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Electronics - 2.67%
           AMP Incorporated ..............................................................                2,500           $   89,375
     (a)   Cree Research, Inc. ...........................................................                8,000              124,000
     (a)   Integrated Device Technology, Inc. ............................................                7,500               39,844
                                                                                                                          ----------
                                                                                                                             253,219
                                                                                                                          ----------
     Financial - Banks, Commercial - 3.55%
           First Union Corporation .......................................................                2,000              102,375
           NationsBank Corporation .......................................................                1,200               64,275
           Wachovia Corporation ..........................................................                2,000              170,500
                                                                                                                          ----------
                                                                                                                             337,150
                                                                                                                          ----------
     Foreign Securities - 0.96% (b)
           Norsk Hydro ASA - ADR .........................................................                2,500               90,000
                                                                                                                          ----------

     Household Products & Housewares - 0.50%
           Rubbermaid, Inc. ..............................................................                2,000               47,875
                                                                                                                          ----------

     Insurance - Multiline - 0.59%
           Travelers Group Inc. ..........................................................                1,500               56,156
                                                                                                                          ----------

     Machine - Construction & Mining - 1.88%
           Caterpillar Inc. ..............................................................                4,000              178,250
                                                                                                                          ----------

     Medical Supplies - 1.88%
     (a)   Datascope Corp. ...............................................................                6,000              132,750
     (a)   ThermoTrex Corporation ........................................................                3,600               45,900
                                                                                                                          ----------
                                                                                                                             178,650
                                                                                                                          ----------
     Oil & Gas - Equipment & Services - 0.60%
           Halliburton Company ...........................................................                2,000               57,125
                                                                                                                          ----------

     Pharmaceuticals - 5.17%
           Bristol-Myers Squibb Company ..................................................                1,000              103,875
           Mylan Laboratories Inc. .......................................................                6,000              177,000
     (a)   Perrigo Company ...............................................................               12,500              114,063
     (a)   Roberts Pharmaceutical Corporation ............................................                5,000               95,625
                                                                                                                          ----------
                                                                                                                             490,563
                                                                                                                          ----------
     Retail - Apparel - 0.27%
     (a)   Abercrombie & Fitch Co. .......................................................                   41                1,794
           The Cato Corporation ..........................................................                2,000               23,250
                                                                                                                          ----------
                                                                                                                              25,044
                                                                                                                          ----------
     Retail - Department Stores - 1.73%
           Wal-Mart Stores, Inc. .........................................................                3,000              163,875
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

     Retail - Grocery - 1.12%
           Food Lion, Inc. ...............................................................               10,000           $  106,250
                                                                                                                          ----------

     Telecommunications Equipment - 0.26%
     (a)   Premisys Communications, Inc. .................................................                1,000                7,000
           Wireless Telecom Group, Inc. ..................................................                9,000               17,438
                                                                                                                          ----------
                                                                                                                              24,438
                                                                                                                          ----------
     Transportation - Freight - 1.09%
     (a)   FDX Corp. .....................................................................                2,300              103,787
                                                                                                                          ----------

     Utilities - Electric - 2.29%
     (a)   The AES Corporation ...........................................................                2,500               92,656
           Duke Energy Corporation .......................................................                1,000               66,188
           Southern Company ..............................................................                2,000               58,875
                                                                                                                          ----------
                                                                                                                             217,719
                                                                                                                          ----------
     Utilities - Telecommunications - 4.56%
           BellSouth Corporation .........................................................                2,000              150,500
           GTE Corporation ...............................................................                2,000              110,000
           SBC Communications Inc. .......................................................                2,194               97,633
           Sprint Corporation ............................................................                1,000               72,000
           U S WEST, Inc. ................................................................                   54                2,832
                                                                                                                          ----------
                                                                                                                             432,965
                                                                                                                          ----------

           Total Common Stocks (Cost $3,794,538) ........................................................                  5,270,152
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest        Maturity
                                                                    Principal            Rate            Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 21.94%

           A T & T Corporation ................................     $ 50,000            7.500%         06/01/06               56,000
           A T & T Corporation ................................       50,000            8.125%         01/15/22               54,313
           A T & T Corporation ................................       50,000            8.125%         07/15/24               54,125
           A T & T Corporation ................................      100,000            8.625%         12/01/31              111,750
           American Express Company ...........................       50,000            8.625%         05/15/22               56,589
           Anheuser-Busch Companies, Inc. .....................       25,000            9.000%         12/01/09               33,302
           Anheuser-Busch Companies, Inc. .....................       13,000            8.625%         12/01/16               13,260
           Archer Daniels Midland Corporation .................      100,000            6.250%         05/15/03              105,061
           Archer Daniels Midland Corporation .................       25,000            8.875%         04/15/11               32,022
           BellSouth Telecommunications .......................       50,000            6.250%         05/15/03               52,938
           BellSouth Telecommunications .......................       50,000            7.000%         02/01/05               54,438

                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                       Interest        Maturity             Value
                                                                    Principal            Rate            Date              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - (Continued)

           BellSouth Telecommunications .......................     $ 25,000            7.875%         08/01/32           $   26,938
           BellSouth Telecommunications .......................      125,000            6.750%         10/15/33              129,531
           The Boeing Company .................................      150,000            8.750%         09/15/31              202,280
           The Coca-Cola Company ..............................       70,000            8.500%         02/01/22               87,072
           Du Pont (E.I.) De Nemours & Company ................       50,000            8.125%         03/15/04               56,823
           Du Pont (E.I.) De Nemours & Company ................       50,000            7.950%         01/15/23               56,073
           Duke Power Company .................................       20,000            6.375%         03/01/08               20,175
           Duke Power Company .................................      100,000            6.750%         08/01/25              101,000
           General Electric Capital Corporation ...............      100,000            8.750%         05/21/07              124,272
           International Business Machines ....................       50,000            8.375%         11/01/19               61,438
           Morgan Stanley Group, Inc. .........................       75,000            7.500%         02/01/24               78,594
           Pacific Bell .......................................      100,000            6.250%         03/01/05              105,750
           United Parcel Service of America ...................       50,000            8.375%         04/01/20               65,349
           U S West Communications Group ......................       50,000            6.875%         09/15/33               51,292
           Wachovia Corporation ...............................       75,000            6.375%         04/15/03               78,856
           Wal-Mart Stores, Inc. ..............................       25,000            6.500%         06/01/03               26,761
           Wal-Mart Stores, Inc. ..............................      150,000            8.875%         06/29/11              156,189
           Wal-Mart Stores, Inc. ..............................       25,000            8.500%         09/15/24               29,871
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,807,248) ................................................                  2,082,062
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 10.22%

     Evergreen Money Market Treasury Institutional Money
           Market Fund Institutional Service Shares .......................................            433,929               433,929
     Evergreen Money Market Treasury Institutional Treasury Money
           Market Fund Institutional Service Shares .......................................            433,928               433,928
     Standard and Poor's Depositary Receipts ..............................................              1,000               101,688
                                                                                                                          ----------

           Total Investment Companies (Cost $982,207) .....................................                                  969,545
                                                                                                                          ----------


Total Value of Investments (Cost $6,583,993 (c)) ........................................................       87.71%    $8,321,759
Other Assets Less Liabilities ...........................................................................       12.29%     1,166,200
                                                                                                               ------     ----------
     Net Assets .........................................................................................      100.00%    $9,487,959
                                                                                                               ======     ==========



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)



     (a) Non-income producing investment.

     (b) Foreign securities represent securities issued in the United States markets by non-domestic companies.

     (c) Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is  the  same.  Unrealized  appreciation
         (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation                                                                                 $ 2,234,501
           Unrealized depreciation                                                                                    (496,735)
                                                                                                                   -----------

                          Net unrealized appreciation                                                              $ 1,737,766
                                                                                                                   ===========


     The following acronym is used in this portfolio:

           ADR - American Depository Receipt


















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $6,583,993) .............................................................              $8,321,759
       Cash ................................................................................................                 978,026
       Income receivable ...................................................................................                  44,267
       Receivable for investments sold .....................................................................                 323,392
                                                                                                                          ----------

            Total assets ...................................................................................               9,667,444
                                                                                                                          ----------

LIABILITIES
       Accrued expenses ....................................................................................                   8,812
       Payable for investment purchases ....................................................................                 170,673
                                                                                                                          ----------

            Total liabilities ..............................................................................                 179,485
                                                                                                                          ----------

NET ASSETS
       (applicable to 673,632 Investor Class Shares outstanding; unlimited
         shares of no par value beneficial interest authorized) ............................................              $9,487,959
                                                                                                                          ==========

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
       ($9,487,959 / 673,632 shares) .......................................................................                  $14.08
                                                                                                                              ======

OFFERING PRICE PER INVESTOR CLASS SHARE
       (100 / 96.5% of $14.08) .............................................................................                  $14.59
                                                                                                                              ======

NET ASSETS CONSIST OF
       Paid-in capital .....................................................................................              $7,043,509
       Undistributed net realized gain on investments ......................................................                 706,684
       Net unrealized appreciation on investments ..........................................................               1,737,766
                                                                                                                          ----------
                                                                                                                          $9,487,959
                                                                                                                          ==========















See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)



INVESTMENT INCOME

       Income
            Interest .......................................................................................              $  74,864
            Dividends ......................................................................................                 56,772
                                                                                                                          ---------

                  Total income .............................................................................                131,636
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) ..............................................................                 29,706
            Fund administration fees (note 2) ..............................................................                 12,372
            Distribution and service fees - Investor Class Shares (note 3) .................................                 24,761
            Custody fees ...................................................................................                  2,051
            Registration and filing administration fees (note 2) ...........................................                  1,354
            Fund accounting fees (note 2) ..................................................................                 10,500
            Audit fees .....................................................................................                  4,350
            Legal fees .....................................................................................                  8,283
            Securities pricing fees ........................................................................                  2,912
            Shareholder recordkeeping fees .................................................................                  1,071
            Shareholder servicing expenses .................................................................                  2,225
            Registration and filing expenses ...............................................................                  1,438
            Printing expenses ..............................................................................                  1,145
            Trustee fees and meeting expenses ..............................................................                  2,005
            Other operating expenses .......................................................................                    745
                                                                                                                          ---------

                  Total expenses ...........................................................................                104,918
                                                                                                                          ---------

                       Net investment income ...............................................................                 26,718
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ......................................................                706,952
       Decrease in unrealized appreciation on investments ..................................................               (992,793)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ................................................               (285,841)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations .....................................              $(259,123)
                                                                                                                          =========











See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Period ended      Year ended
                                                                                                       September 30,      March 31,
                                                                                                           1998             1998
------------------------------------------------------------------------------------------------------------------------------------

 (DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment income ..................................................................     $    26,718      $    81,731
          Net realized gain from investment transactions .........................................         706,952        1,175,258
          (Decrease) increase in unrealized appreciation on investments ..........................        (992,793)       1,240,206
                                                                                                       -----------      -----------

              Net (decrease) increase in net assets resulting from operations ....................        (259,123)       2,497,195
                                                                                                       -----------      -----------

     Distributions to shareholders from
          Net investment income ..................................................................         (26,989)         (81,731)
          Net realized gain from investment transactions .........................................               0       (1,175,255)
                                                                                                       -----------      -----------

              Decrease in net assets resulting from distributions ................................         (26,989)      (1,256,986)
                                                                                                       -----------      -----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a) ........        (113,997)         909,604
                                                                                                       -----------      -----------

                   Total (decrease) increase in net assets .......................................        (400,109)       2,149,813

NET ASSETS

     Beginning of period .........................................................................       9,888,068        7,738,255
                                                                                                       -----------      -----------

     End of period ...............................................................................     $ 9,487,959      $ 9,888,068
                                                                                                       ===========      ===========



(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                          Period ended                           Year ended
                                                                       September 30, 1998                      March 31, 1998

                                                                     Shares          Value                 Shares           Value
                                                             -----------------------------------------------------------------------

Shares sold .................................................         31,987     $   464,391                59,404      $   887,599
Shares issued for reinvestment
     of distributions .......................................          1,864          26,907                86,177        1,254,982
                                                                 -----------     -----------           -----------      -----------

                                                                      33,851         491,298               145,581        2,142,581

Shares redeemed .............................................        (41,805)       (605,295)              (82,958)      (1,232,977)
                                                                 -----------     -----------           -----------      -----------

     Net (decrease) increase ................................         (7,954)    $  (113,997)               62,623      $   909,604
                                                                 ===========     ===========           ===========      ===========







See accompanying notes to financial statements

                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                             Period ended    Year ended     Year ended     Year ended     Year ended
                                                             September 30,    March 31,      March 31,      March 31,      March 31,
                                                                 1998           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................       $14.51         $12.50         $11.92         $10.75         $10.42

      (Loss) income from investment operations
           Net investment income .........................         0.04           0.13           0.15           0.19           0.17
           Net realized and unrealized (loss) gain
                 on investments ..........................        (0.43)          3.93           0.70           1.53           0.73
                                                             ----------     ----------     ----------     ----------     ----------

                 Total from investment operations ........        (0.39)          4.06           0.85           1.72           0.90
                                                             ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income .........................        (0.04)         (0.13)         (0.15)         (0.20)         (0.21)
           Tax return of capital .........................         0.00           0.00          (0.01)          0.00           0.00
           Net realized gain from investment transactions         (0.00)         (1.92)         (0.11)         (0.35)         (0.36)
                                                             ----------     ----------     ----------     ----------     ----------

                Total distributions ......................        (0.04)         (2.05)         (0.27)         (0.55)         (0.57)
                                                             ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ...........................       $14.08         $14.51         $12.50         $11.92         $10.75
                                                             ==========     ==========     ==========     ==========     ==========

Total return (c) .........................................       (2.69)%         32.89%          7.08%         16.16%          8.66%
                                                             ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period ..........................   $9,487,959     $9,888,068     $7,738,255     $7,551,803     $6,775,562
                                                             ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .....     2.11%(a)       2.12%          2.38%          2.56%          2.58%
           After expense reimbursements and waived fees ......     2.11%(a)       2.12%          2.38%          2.33%          2.47%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees .....     0.54%(a)       0.91%          1.12%          1.44%          1.55%
           After expense reimbursements and waived fees ......     0.54%(a)       0.91%          1.12%          1.66%          1.66%

      Portfolio turnover rate ................................    20.71%         33.50%          7.31%         12.33%         24.67%
      Average brokerage commissions per share (b) ............  $0.0984        $0.1000        $0.1000            --             --



(a) Annualized.
(b) Represents  total  commissions  paid on  portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions  were  charged.
(c) Total return does not reflect payment of a sales charge.




See accompanying notes to financial statements

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Capital Value Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Investor Class of shares of the Fund on June 15, 1995 and an additional class of shares, the Institutional shares, was authorized. To date, only Investor Class shares have been issued by the Fund. The Institutional Class shares will be sold without a sales charge and will bear no distribution and service fees. The Investor Class shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of investment securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the period ended September 30, 1998, the Distributor retained sales charges in the amount of $930.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class shares'
              average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class shares' average daily net assets. The Fund incurred $24,761 of such expenses under the Plan for the period ended September 30, 1998.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,763,721 and $2,659,811, respectively, for the period ended September 30, 1998.

Dear Shareholders of Investek Fixed Income Trust:

         Enclosed for your review is the semi-annual report for the period ended 30 September 1998, including a report entitled "Portfolio of Investments." The fund was up 7.99% for the six-month period; a return that compares favorably to the Lehman Aggregate index which was up 6.66%. The fund's return was comprised of 3.24% dividend return and 4.75% price appreciation. The primary factor driving the bond market for the period was the drop in yields. The yield on 3-month Treasury bills fell 77 basis points to 4.356%, while the yield on 30-year Treasury bonds fell 97 basis points to 4.965%. In the heart of the curve, the yield on 5-year Treasury notes fell the most at 139 basis points to end at 4.221%. At the end of the period, the fund's yield stood at 5.91%.

         During the six-month period, we took steps to keep the fund's duration from growing too short versus the Lehman Aggregate. We sold issues from the CMO sector, which were shorter and more callable, and bought issues in the equipment trust sector, which are longer and have more call protection. Not forsaking the MBS sector, we added a longer FNMA DUS issue with better call protection and a longer FHA pool.

         The portfolio's weighted average rating remains AAA. Our effective duration is 117% that of the Aggregate while our convexity is virtually the same. Yet, we continue to have a portfolio with 68 basis points more yield. In this time of global capital market uncertainty, we will continue to manage the fund in our time-tested style to make it a worthy core holding in your portfolios.

Very truly yours,



INVESTEK CAPITAL MANAGEMENT
Douglas Folk, CFA
Vice President


                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Interest         Maturity           Value
                                                                       Principal           Rate             Date            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT AND AGENCY OBLIGATIONS - 63.88%

     United States Treasury Note ...................................    $300,000          5.625%          05/15/08          $328,406
     A.I.D. - Equador ..............................................      82,927          7.050%          05/01/15            93,206
     A.I.D. - Ivory Coast ..........................................     269,481          8.100%          12/01/06           278,346
     A.I.D. - Peru .................................................     167,798          8.350%          01/01/07           174,124
     Attransco Title XI ............................................     500,000          6.120%          04/01/08           525,014
     B.A.L.T. Conway Partnership Title XI ..........................     145,616         10.750%          11/15/03           146,527
     Chilbar Ship Co. Title XI .....................................      55,375          6.980%          07/15/01            55,717
     Federal Agricultural Mortgage Corporation
         Series AM-1003 ............................................     665,483          6.822%          04/25/13           727,414
         Series AM-1002 ............................................     242,827          6.922%          12/25/12           264,197
     Federal National Mortgage Association
         Pool #73401 ...............................................     487,832          6.440%          03/01/06           514,570
         Pool #380484 ..............................................     998,378          6.390%          07/01/16         1,065,969
     Federal National Mortgage Association Strip
         Series 66 Class 1 .........................................     148,602          7.500%          01/01/20           158,420
     Global Industries Ltd. Title XI ...............................   1,177,000          8.300%          07/15/20         1,285,202
     Government National Mortgage Association
         Pool #16402 ...............................................     254,138          8.500%          04/15/12           269,148
         Pool #383137 ..............................................     389,364          7.750%          03/15/11           406,277
     Lawrence Steamship Company Title XI ...........................     312,825          7.270%          09/01/03           326,683
     Moore McCormack Leasing - Series B - Title XI .................     139,000          8.875%          07/15/01           139,348
     Small Business Administration 98-B ............................     985,326          6.150%          02/01/18         1,033,089
     Small Business Administration 97-E ............................     240,292          6.600%          09/01/07           254,160
     Small Business Administration 97-H ............................     240,709          6.800%          08/01/17           257,945
     Small Business Administration 97-F ............................     292,155          7.200%          06/01/17           318,234
     Small Business Administration 92-A ............................     267,895          7.600%          01/01/12           284,023
                                                                                                                         -----------

         Total U. S. Government and Agency Obligations (Cost $8,390,838) ....................................              8,906,019
                                                                                                                         -----------

U. S. GOVERNMENT INSURED OBLIGATIONS - 8.82%

     Federal Housing Authority Project Loan
         Downtowner Apartments .....................................     159,963          8.375%          11/01/11           172,303
         GMAC 32 ...................................................      85,833          7.430%          12/01/21            90,301
         Reilly #046 ...............................................     487,077          6.970%          06/01/14           525,507
         USGI #87 ..................................................     415,821          7.430%          08/01/23           440,537
                                                                                                                         -----------

         Total U. S. Government Insured Obligations (Cost $1,158,126) .......................................              1,228,648
                                                                                                                         -----------



                                                                                                                         (Continued)

                                                     INVESTEK FIXED INCOME TRUST

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                            (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                         Interest         Maturity           Value
                                                                       Principal           Rate             Date            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 19.86%

     California Infrastructure SDG&E Series 1997-1 .................    $500,000          6.370%          12/26/09          $531,966
     Federal Express Corporation ...................................     500,000          6.720%          01/15/22           538,125
     GG1B Funding Corporation ......................................     445,890          7.430%          01/15/11           497,725
     Great Northern Railroad Series Q ..............................     646,000          2.625%          01/01/10           494,998
     Monon Railroad ................................................     175,000          6.000%          01/01/07           175,000
     Union Pacific Corporation .....................................     491,427          7.280%          04/30/15           530,455
                                                                                                                         -----------

         Total Corporate Obligations (Cost $2,583,909) .......................................................             2,768,269
                                                                                                                         -----------

CONVENTIONAL MORTGAGE BACKED SECURITIES - 3.74%

     Prudential Home Mortgage Securities
         REMIC Series 1994-2 Class A8 ..............................     500,000          6.750%          02/25/24           521,719
         (Cost $488,670)                                                                                                 -----------

PRIVATE MORTGAGE BACKED SECURITIES - 0.47%

     National Housing Partnership ..................................      65,770          9.500%          05/01/03            66,055
         (Cost $65,770)                                                                                                  -----------

PRIVATE PLACEMENT CORPORATE SECURITIES - 1.73%

     Rosewood Care Center Capital Funding Corporation
         First Mortgage Bonds ......................................     268,842          7.250%          11/01/13           240,614
         (Cost $262,511)                                                                                                 -----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                           Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANY - 5.20%

     AIM Short Term Prime Fund A ..................................................................        725,040           725,040
         (Cost $725,040)                                                                                                 -----------

Total Value of Investments (Cost $13,674,864 (a)) ........................................................  103.70 %     $14,456,364
Liabilities in Excess of Other Assets ....................................................................   (3.70)%       (515,469)
                                                                                                            ------       -----------
     Net Assets ..........................................................................................  100.00 %     $13,940,895
                                                                                                            ======       ===========


     (a) Aggregate cost for financial reporting and federal income tax purposes is the same. Unrealized appreciation  (depreciation)
         of investments for financial reporting and federal income tax purposes is as follows:

         Unrealized appreciation                                                                                           $807,030
         Unrealized depreciation                                                                                            (25,530)
                                                                                                                           --------
                         Net unrealized appreciation                                                                       $781,500
                                                                                                                           ========



See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $13,674,864) .......................................................                 $14,456,364
       Income receivable ..............................................................................                     170,454
       Other assets ...................................................................................                       2,527
                                                                                                                        -----------

            Total assets ..............................................................................                  14,629,345
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ...............................................................................                       8,122
       Disbursements in excess of cash on demand deposit ..............................................                     680,328
                                                                                                                        -----------

            Total liabilities .........................................................................                     688,450
                                                                                                                        -----------

NET ASSETS
       (applicable to 1,290,617 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ........................................                 $13,940,895
                                                                                                                        ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($13,940,895 / 1,290,617 shares) ...............................................................                      $10.80
                                                                                                                             ======

NET ASSETS CONSIST OF
       Paid-in capital ................................................................................                 $13,583,021
       Undistributed net investment income ............................................................                         698
       Accumulated net realized loss on investments ...................................................                    (424,324)
       Net unrealized appreciation on investments .....................................................                     781,500
                                                                                                                        -----------
                                                                                                                        $13,940,895
                                                                                                                        ===========













See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Interest .....................................................................................               $  480,432
            Dividends ....................................................................................                    8,624
                                                                                                                         ----------

                  Total income ...........................................................................                  489,056
                                                                                                                         ----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   31,490
            Fund administration fees (note 2) ............................................................                   10,497
            Custody fees .................................................................................                    2,115
            Registration and filing administration fees (note 2) .........................................                    1,343
            Fund accounting fees (note 2) ................................................................                   10,500
            Audit fees ...................................................................................                    4,600
            Legal fees ...................................................................................                    7,409
            Securities pricing fees ......................................................................                    1,014
            Shareholder recordkeeping fees ...............................................................                      322
            Shareholder servicing expenses ...............................................................                    1,613
            Registration and filing expenses .............................................................                    1,591
            Printing expenses ............................................................................                      686
            Trustee fees and meeting expenses ............................................................                    2,126
            Other operating expenses .....................................................................                    2,263
                                                                                                                         ----------

                  Total expenses .........................................................................                   77,569
                                                                                                                         ----------

                  Less investment advisory fees waived (note 2) ..........................................                  (14,675)
                                                                                                                         ----------

                  Net expenses ...........................................................................                   62,894
                                                                                                                         ----------

                       Net investment income .............................................................                  426,162
                                                                                                                         ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                   87,322
       Increase in unrealized appreciation on investments ................................................                  560,639
                                                                                                                         ----------

            Net realized and unrealized gain on investments ..............................................                  647,961
                                                                                                                         ----------

                  Net increase in net assets resulting from operations ...................................               $1,074,123
                                                                                                                         ==========









See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                 STATEMENTS OF CHANGES IN NET ASSETS

                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                         1998               1998
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS

     Operations
          Net investment income ................................................................     $   426,162        $   766,830
          Net realized gain from investment transactions .......................................          87,322             10,958
          Increase in unrealized appreciation on investments ...................................         560,639            346,682
                                                                                                     -----------        -----------

              Net increase in net assets resulting from operations .............................       1,074,123          1,124,470
                                                                                                     -----------        -----------

     Distributions to shareholders from
          Net investment income ................................................................        (425,464)          (767,000)
                                                                                                     -----------        -----------

     Capital share transactions
          (Decrease) increase in net assets resulting from capital share transactions (a) ......        (606,993)         2,314,618
                                                                                                     -----------        -----------

                   Total increase in net assets ................................................          41,666          2,672,088

NET ASSETS

     Beginning of period .......................................................................      13,899,229         11,227,141
                                                                                                     -----------        -----------

     End of period (including undistributed net investment income ..............................     $13,940,895        $13,899,229
                    of $698 in 1998)                                                                 ===========        ===========



(a) A summary of capital share activity follows:
                                                           -------------------------------------------------------------------------
                                                                         Period ended                          Year ended
                                                                      September 30, 1998                     March 31, 1998

                                                                  Shares              Value             Shares             Value
                                                           -------------------------------------------------------------------------

Shares sold ..............................................          78,169        $   823,959            282,314        $ 2,930,727
Shares issued for reinvestment
     of distributions ....................................          28,322            296,565             51,625            530,895
                                                               -----------        -----------        -----------        -----------

                                                                   106,491          1,120,524            333,939          3,461,622

Shares redeemed ..........................................        (163,577)        (1,727,517)          (110,904)        (1,147,004)
                                                               -----------        -----------        -----------        -----------

     Net (decrease) increase .............................         (57,086)       $  (606,993)           223,035        $ 2,314,618
                                                               ===========        ===========        ===========        ===========





See accompanying notes to financial statements

                                                     INVESTEK FIXED INCOME TRUST

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended    Year ended     Year ended     Year ended     Year ended
                                                            September 30,    March 31,      March 31,      March 31,      March 31,
                                                                1998           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ...................         $10.31         $ 9.98         $10.11         $ 9.74         $ 9.93

      Income from investment operations
           Net investment income .......................           0.32           0.64           0.65           0.66           0.63
           Net realized and unrealized gain (loss)
                on investments .........................           0.49           0.33          (0.13)          0.37          (0.19)
                                                            -----------    -----------    -----------    -----------    -----------

                Total from investment operations .......           0.81           0.97           0.52           1.03           0.44
                                                            -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income .......................          (0.32)         (0.64)         (0.65)         (0.66)         (0.63)
                                                            -----------    -----------    -----------    -----------    -----------

Net asset value, end of period .........................         $10.80         $10.31         $ 9.98         $10.11         $ 9.74
                                                            ===========    ===========    ===========    ===========    ===========


Total return ...........................................           7.99%          9.91%          5.38%         10.70%          4.73%
                                                            ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of period ........................    $13,940,895    $13,899,229    $11,227,141    $12,261,121    $14,983,474
                                                            ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ......    1.12%(a)       1.10%          1.20%          1.08%          1.08%
           After expense reimbursements and waived fees .......    0.90%(a)       0.90%          0.90%          0.87%          0.77%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees ......    5.88%(a)       6.01%          6.07%          6.20%          6.15%
           After expense reimbursements and waived fees .......    6.08%(a)       6.21%          6.37%          6.41%          6.45%

      Portfolio turnover rate .................................   27.45%         38.46%         32.94%         16.57%         19.64%


(a)   Annualized.




See accompanying notes to financial statements

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

         The Investek Fixed Income Trust (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment grade fixed income securities. The Fund began operations on November 15, 1991.

         Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Shares of the Fund on August 1, 1996, and an additional class of shares, the Investor Shares, was authorized. To date, only Institutional Shares have been issued by the Fund. The Investor Shares will be sold with a sales charge and will bear potential distribution expenses and service fees. The Institutional Shares are sold without a sales charge and bears no shareholder servicing or distribution fees. The following is a summary of significant accounting policies followed by the Fund.

         A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time. Securities for which market quotations are not readily available are valued in good faith using a method approved by the Trust's Board of Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Short-term investments are valued at cost which approximates value.

                  The financial statements include securities valued at $10,964,307 (79% of net assets) whose values have been estimated using a method approved by the Trust's Board of Trustees. Such securities are valued by using a matrix system, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U. S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

         B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                  The Fund has capital loss carryforwards for federal income tax purposes of $510,600, $492,567 of which expires in the year 2003 and $18,033 of which expires in the year 2004. It is the intention of the Board of Trustees of the Trust not to distribute any realized gains until the carryforwards have been offset or expire.

                  Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


         C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis.

         D. Distributions to Shareholders - The Fund generally declares dividends monthly, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

         E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Investek Capital Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.45% of the Fund's average daily net assets.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 0.90% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $14,675 ($0.01 per share) for the period ended September 30, 1998.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.15% of the Fund's average daily net assets. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Trust to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.


                                                                     (Continued)

                           INVESTEK FIXED INCOME TRUST

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


         Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $3,739,340 and $4,150,799, respectively, for the period ended September 30, 1998.


                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 73.93%

       Beverages - 0.49%
            The Coca-Cola Company ....................................................                      425           $   24,491
                                                                                                                          ----------

       Chemicals - 1.12%
            Monsanto Company .........................................................                    1,000               56,375
                                                                                                                          ----------

       Commercial Services - 0.90%
            Ecolab Inc. ..............................................................                    1,600               45,500
                                                                                                                          ----------

       Computers - 4.92%
       (a)  3Com Corporation .........................................................                    1,400               42,088
       (a)  Adaptec, Inc. ............................................................                    5,700               54,150
       (a)  Micron Electronics, Inc. .................................................                    5,000               87,500
            Sun Microsystems, Inc. ...................................................                    1,300               64,755
                                                                                                                          ----------
                                                                                                                             248,493
                                                                                                                          ----------
       Computer Software & Services - 1.42%
       (a)  Microsoft Corporation ....................................................                      650               71,541
                                                                                                                          ----------

       Cosmetics & Personal Care - 0.99%
            Gillette Company .........................................................                    1,300               49,725
                                                                                                                          ----------

       Electrical Equipment - 0.59%
            Linear Technology Corporation ............................................                      600               30,000
                                                                                                                          ----------

       Electronics - 0.95%
            General Electric Company .................................................                      600               47,738
                                                                                                                          ----------

       Entertainment - 0.60%
             The Walt Disney Company .................................................                    1,200               30,525
                                                                                                                          ----------

       Financial - Banks, Commercial - 0.88%
            First Chicago NBD Corporation ............................................                      650               44,525
                                                                                                                          ----------

       Financial - Banks, Money Center - 0.89%
             The Chase Manhattan Corporation .........................................                    1,036               45,066
                                                                                                                          ----------

       Financial Services - 1.22%
            Conseco, Inc. ............................................................                    2,016               61,614
                                                                                                                          ----------

       Food - Processing - 0.99%
            Campbell Soup Company ....................................................                    1,000               50,187
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Foreign Securities - 24.51%  (b)
            ABB AB - ADR .............................................................                      200           $   17,575
            Akzo Nobel N.V. - ADR ....................................................                      400               14,050
            Amvescap Plc - ADR .......................................................                    1,650               47,850
            Australia & New Zealand Banking Group Limited - ADR ......................                      600               15,938
            Banco Bilbao Vizcaya, S.A. - ADR .........................................                    1,350               14,850
            The Bank of Tokyo-Mitsubishi, Ltd. - ADR .................................                    2,400               15,750
            Bass PLC - ADR ...........................................................                    1,600               19,500
            British Airways plc - ADR ................................................                      250               15,375
            British Petroleum Company plc - ADR ......................................                      352               30,712
            British Telecommunications plc - ADR .....................................                      200               26,613
            Commerzbank AG - ADR .....................................................                      800               23,000
            Daimler-Benz AG - ADR ....................................................                      400               32,775
       (a)  Elan Corporation plc - ADR ...............................................                    1,000               72,062
            Endesa S.A. - ADR ........................................................                      900               19,800
            Fuji Photo Film - ADR ....................................................                      750               25,594
            Fujitsu Limited - ADR ....................................................                      800               36,200
            Glaxo Wellcome plc - ADR .................................................                      450               25,763
            Honda Motor Co., Ltd. - ADR ..............................................                      500               30,344
            Hong Kong Telecommunications Ltd. - ADR ..................................                    2,233               42,706
            HSBC Holdings plc - ADR ..................................................                      150               27,150
            Koninklijke Ahold NV - ADR ...............................................                      673               19,559
            Kyocera Corporation - ADR ................................................                      400               17,400
            Luxottica Group S.p.A. - ADR .............................................                    2,000               22,375
            LVMH (Louis Vuitton Miet Hennessy) - ADR .................................                      850               23,162
            Minebea Company Ltd. - ADR ...............................................                    1,800               30,600
            Nestle SA - ADR ..........................................................                      600               60,750
            Novartis - ADR ...........................................................                      496               40,052
            Pioneer Electronic Corporation - ADR .....................................                    1,800               30,600
            Rhone-Poulenc S.A. - ADR .................................................                      750               31,312
            Rio Tinto Limited - ADR ..................................................                      350               17,150
            Roche Holding AG - ADR ...................................................                      375               40,500
            Royal Dutch Petroleum Company ............................................                    1,400               66,675
            RWE AG - ADR .............................................................                      500               24,062
            Siemens AG - ADR .........................................................                      500               27,625
            Smith (Howard) Limited - ADR .............................................                    1,100               11,138
            TDK Corporation - ADR ....................................................                      400               26,600
            Telecom Italia SpA - ADR .................................................                      400               26,800
            Telefonaktiebolaget LM Ericsson - ADR ....................................                    1,100               20,213
            Telefonica S.A. - ADR ....................................................                      218               23,530
            Total SA - ADR ...........................................................                      800               50,250

                                                                                                                         (Continued)

                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Foreign Securities - (Continued)
            Toyota Motor Corporation - ADR ...........................................                      500           $   22,438
            Unilever plc - ADR .......................................................                    1,500               51,000
                                                                                                                          ----------
                                                                                                                           1,237,398
                                                                                                                          ----------
       Household Products & Housewares - 2.05%
            Libbey Inc. ..............................................................                    1,700               50,150
            The Procter & Gamble Company .............................................                      750               53,202
                                                                                                                          ----------
                                                                                                                             103,352
                                                                                                                          ----------
       Insurance - Multiline - 1.38%
            American International Group, Inc. .......................................                      900               69,525
                                                                                                                          ----------

       Machine - Construction & Mining - 0.97%
            Caterpillar Inc. .........................................................                    1,100              49,019
                                                                                                                          ----------

       Manufactured Housing - 0.78%
            Clayton Homes, Inc. ......................................................                    2,327              39,413
                                                                                                                          ----------

       Medical - Biotechnology - 1.55%
            Medtronic, Inc. ..........................................................                    1,350               78,130
                                                                                                                          ----------

       Metal Fabrication & Hardware - 0.83%
            Kaydon Corporation .......................................................                    1,600               42,100
                                                                                                                          ----------

       Metals - Diversified - 0.93%
            Phelps Dodge Corporation .................................................                      900               46,969
                                                                                                                          ----------

       Oil & Gas - Domestic - 1.31%
            Enron Corporation ........................................................                    1,250               66,016
                                                                                                                          ----------

       Oil & Gas - International - 1.33%
            Chevron Corporation ......................................................                      800               67,250
                                                                                                                          ----------

       Pharmaceuticals - 0.95%
            Abbott Laboratories ......................................................                    1,100               47,781
                                                                                                                          ----------

       Real Estate Investment Trusts - 14.52%
            Archstone Communities Trust ..............................................                    1,000               20,375
            Avalon Bay Communities, Inc. .............................................                      326               11,104
            BRE Properties, Inc. .....................................................                    1,000               25,125
            Burnham Pacific Properties, Inc. .........................................                    2,000               27,875


                                                                                                                         (Continued)

                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Real Estate Investment Trusts - (Continued)
            Camden Property Trust ....................................................                      879           $   24,557
            CarrAmerica Realty Corporation ...........................................                    1,800               41,063
            Chateau Communities, Inc. ................................................                    1,722               48,108
            Cousins Properties, Inc. .................................................                    1,000               28,063
            Developers Diversified Realty Corporation ................................                    1,300               23,319
            Duke Realty Investments, Inc. ............................................                    1,900               44,056
            EastGroup Properties Inc. ................................................                    1,900               35,625
            Equity Office Properties Trust ...........................................                    1,401               34,325
            Equity Residential Properties Trust ......................................                      231                9,745
            Federal Realty Investment Trust ..........................................                      500               11,313
            General Growth Properties, Inc. ..........................................                      350               12,469
            Great Lakes REIT, Inc. ...................................................                    2,800               46,550
            Highwoods Properties, Inc. ...............................................                      750               20,812
            IRT Property Company .....................................................                    1,000               10,125
            Kimco Realty Corporation .................................................                    1,050               39,900
            Liberty Property Trust ...................................................                    1,400               33,338
            Mack-Cali Realty Corporation .............................................                      700               21,000
            Merry Land & Investment Company, Inc. ....................................                      500               11,188
            New Plan Excel Realty Trust ..............................................                      500               11,656
            Post Properties, Inc .....................................................                      275               10,605
            Simon Property Group, Inc. ...............................................                      800               23,800
            Spieker Properties, Inc. .................................................                    1,000               36,750
            Taubman Centers, Inc. ....................................................                    1,950               27,300
            United Dominion Realty Trust, Inc. .......................................                      800                9,100
            Washington Real Estate Investment Trust ..................................                      650               10,522
            Weingarten Realty Investors ..............................................                      275               11,275
            Western Investment Real Estate Trust .....................................                      900               11,531
                                                                                                                          ----------
                                                                                                                             732,574
                                                                                                                          ----------
       Retail - Specialty Line - 0.93%
       (a)  Borders Group, Inc. ......................................................                    2,100               46,725
                                                                                                                          ----------

       Telecommunications - 1.66%
            Lucent Technologies, Inc. ................................................                      700               48,300
       (a)  Qwest Communications International Inc. ..................................                    1,125               35,227
                                                                                                                          ----------
                                                                                                                              83,527
                                                                                                                          ----------
       Toys - 0.94%
            Mattel, Inc. .............................................................                    1,700               47,600
                                                                                                                          ----------

       Transportation - Miscellaneous - 1.08%
            CSX Corporation ..........................................................                    1,300               54,680
                                                                                                                          ----------

                                                                                                                         (Continued)

                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                         Shares            (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Utilities - Electric - 1.32%
            Edison International .....................................................                    2,600           $   66,788
                                                                                                                          ----------

       Utilities - Telecommunications - 0.93%
            AT&T Corp. ...............................................................                      800               46,750
                                                                                                                          ----------

       Total Common Stocks (Cost $3,098,918) ...............................................................               3,731,377
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Interest         Maturity
                                                                     Principal          Rate             Date
------------------------------------------------------------------------------------------------------------------------------------

U. S. GOVERNMENT OBLIGATIONS - 19.96%

       United States Treasury Note .............................      $575,000          7.25%          05/15/04              657,027
       United States Treasury Note .............................       300,000          7.00%          07/15/06              350,016
                                                                                                                          ----------

       Total U. S. Government Obligations (Cost $878,299) ..................................................               1,007,043
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                         Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 5.58%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                  231,153              231,153
       Evergreen Money Market Treasury Institutional Treasury Money
            Market Fund Institutional Service Shares .................................                   50,518               50,518
                                                                                                                          ----------

       Total Investment Companies (Cost $281,671) ..........................................................                 281,671
                                                                                                                          ----------


Total Value of Investments (Cost $4,258,888 (c)) ...........................................................  99.47%      $5,020,091
Other Assets Less Liabilities ..............................................................................   0.53%          26,608
                                                                                                             ------       ----------
       Net Assets .......................................................................................... 100.00%      $5,046,699
                                                                                                             ======       ==========






                                                                                                                         (Continued)

                                                      ZSA ASSET ALLOCATION FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)



       (a)  Non-income producing investment.

       (b)  Foreign securities represent securities issued in the United States markets by non-domestic companies.

       (c)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


                                           Unrealized appreciation                                                  $1,050,559
                                           Unrealized depreciation                                                    (289,356)
                                                                                                                    ----------

                                                                   Net unrealized appreciation                      $  761,203
                                                                                                                    ==========


       The following acronyms are used throughout this portfolio:

            ADR - American Depository Receipt
            PLC - Public Liability Company



                                                      ZSA ASSET ALLOCATION FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $4,258,888) ..........................................................                 $5,020,091
       Income receivable ................................................................................                     31,484
       Receivable for fund shares sold ..................................................................                      1,900
       Prepaid expenses .................................................................................                        841
                                                                                                                          ----------

            Total assets ................................................................................                  5,054,316
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                      7,446
       Disbursements in excess of cash on demand deposit ................................................                        171
                                                                                                                          ----------

            Total liabilities ...........................................................................                      7,617
                                                                                                                          ----------

NET ASSETS
       (applicable to 365,642 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..........................................                 $5,046,699
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE PER SHARE
       ($5,046,699 / 365,642 shares) ....................................................................                     $13.80
                                                                                                                              ======

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $3,470,004
       Undistributed net investment income ..............................................................                      1,590
       Undistributed net realized gain on investments ...................................................                    813,902
       Net unrealized appreciation on investments .......................................................                    761,203
                                                                                                                          ----------
                                                                                                                          $5,046,699
                                                                                                                          ==========












See accompanying notes to financial statements

                                                      ZSA ASSET ALLOCATION FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)

INVESTMENT INCOME

       Income
            Interest ......................................................................................               $  40,169
            Dividends .....................................................................................                  56,290
                                                                                                                          ---------

                  Total income ............................................................................                  96,459
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  27,890
            Fund administration fees (note 2) .............................................................                   6,973
            Audit fees ....................................................................................                   4,075
            Legal fees ....................................................................................                   3,895
            Fund accounting fees (note 2) .................................................................                  10,500
            Distribution fees (note 3) ....................................................................                   6,973
            Custody fees ..................................................................................                   2,054
            Securities pricing fees .......................................................................                   3,471
            Shareholder recordkeeping fees ................................................................                     426
            Registration and filing administration fees ...................................................                   1,654
            Shareholder servicing expenses ................................................................                   1,543
            Registration and filing expenses ..............................................................                   4,231
            Trustee fees and meeting expenses .............................................................                   1,517
            Printing expenses .............................................................................                   2,006
            Other operating expenses ......................................................................                     670
                                                                                                                          ---------

                  Total expenses ..........................................................................                  77,878
                                                                                                                          ---------

                  Less investment advisory fees waived (note 2) ...........................................                 (23,463)
                                                                                                                          ---------

                  Net expenses ............................................................................                  54,415
                                                                                                                          ---------

                       Net investment income ..............................................................                  42,044
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 135,669
       Decrease in unrealized appreciation on investments .................................................                (648,365)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ...............................................                (512,696)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ....................................               $(470,652)
                                                                                                                          =========









See accompanying notes to financial statements

                                                      ZSA ASSET ALLOCATION FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                   Period ended        Year ended
                                                                                                   September 30,        March 31,
                                                                                                       1998               1998
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
          Net investment income ............................................................        $    42,044         $   118,040
          Net realized gain from investment transactions ...................................            135,669             845,982
          (Decrease) increase in unrealized appreciation on investments ....................           (648,365)            365,346
                                                                                                    -----------         -----------

              Net (decrease) increase in net assets resulting from operations ..............           (470,652)          1,329,368
                                                                                                    -----------         -----------

     Distributions to shareholders from
          Net investment income ............................................................            (40,729)           (117,765)
          Net realized gain from investment transactions ...................................                  0            (306,295)
                                                                                                    -----------         -----------

              Decrease in net assets resulting from distributions ..........................            (40,729)           (424,060)
                                                                                                    -----------         -----------

     Capital share transactions
          Decrease in net assets resulting from capital share transactions (a) .............            (23,974)         (3,495,735)
                                                                                                    -----------         -----------

                    Total decrease in net assets ...........................................           (535,355)         (2,590,427)

NET ASSETS

     Beginning of period ...................................................................          5,582,054           8,172,481
                                                                                                    -----------         -----------

     End of period  (including undistributed net investment income of $275 .................        $ 5,046,699         $ 5,582,054
                     at March 31, 1998 and $1,590 at September 30, 1998)                            ===========         ===========



(a) A summary of capital share activity follows:
                                                       -----------------------------------------------------------------------------
                                                                      Period ended                             Year ended
                                                                   September 30, 1998                        March 31, 1998

                                                               Shares              Value               Shares             Value
                                                       -----------------------------------------------------------------------------

Shares sold ...........................................          40,085         $   608,774              32,396         $   479,312
Shares issued for reinvestment
     of distributions .................................           2,769              40,338              29,260             421,062
                                                            -----------         -----------         -----------         -----------

                                                                 42,854             649,112              61,656             900,374

Shares redeemed .......................................         (45,834)           (673,086)           (300,509)         (4,396,109)
                                                            -----------         -----------         -----------         -----------

     Net decrease .....................................          (2,980)        $   (23,974)           (238,853)        $(3,495,735)
                                                            ===========         ===========         ===========         ===========




See accompanying notes to financial statements

                                                      ZSA ASSET ALLOCATION FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                           September 30,    March 31,      March 31,      March 31,      March 31,
                                                               1998           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................       $15.14         $13.45         $12.37         $10.76         $10.92

      (Loss) income from investment operations
           Net investment income ........................         0.11           0.25           0.29           0.30           0.15
           Net realized and unrealized (loss) gain
                on investments ..........................        (1.34)          2.39           1.08           1.61          (0.17)
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations ........        (1.23)          2.64           1.37           1.91          (0.02)
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ........................        (0.11)         (0.25)         (0.29)         (0.30)         (0.14)
           Net realized gain from investment transactions            0          (0.70)             0              0              0
                                                           -----------    -----------    -----------    -----------    -----------

                Total distributions .....................        (0.11)         (0.95)         (0.29)         (0.30)         (0.14)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of period ..........................       $13.80         $15.14         $13.45         $12.37         $10.76
                                                           ===========    ===========    ===========    ===========    ===========

Total return ............................................        (8.16)%        20.09%         11.20%         17.80%         (0.62)%
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of period .........................  $ 5,046,699    $ 5,582,054    $ 8,172,481    $ 9,625,893    $10,564,778
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...      2.79%(a)       2.60%          2.37%          2.30%          2.03%
           After expense reimbursements and waived fees ....      1.95%(a)       1.95%          1.95%          1.91%          1.95%

      Ratio of net investment income to average net assets
           Before expense reimbursements and waived fees ...      0.68%(a)       1.00%          1.77%          2.06%          1.18%
           After expense reimbursements and waived fees ....      1.52%(a)       1.65%          2.18%          2.45%          1.27%

      Portfolio turnover rate ..............................      7.44%         53.54%          9.57%         67.89%        130.53%
      Average broker commissions per share (b) .............   $0.0859        $0.1006        $0.9686            --             --



(a) Annualized.
(b) Represents  total  commissions  paid on  portfolio  securities  divided  by total  portfolio  shares  purchased or sold on which commissions were charged.



See accompanying notes to financial statements

                            ZSA ASSET ALLOCATION FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The ZSA Asset Allocation Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment
              Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on August 10, 1992. The investment objective of the Fund is to seek total return consisting of a combination of capital appreciation, both realized and unrealized, and current income. The following is a summary of significant accounting policies followed by the Fund.


              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                            ZSA ASSET ALLOCATION FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant to an investment advisory agreement, Zaske, Sarafa & Associates, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              The Advisor currently intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.95% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived a portion of its fee amounting to $23,463 ($0.06 per share) for the period ended September 30, 1998.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Trust to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

              The Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), as amended, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.


                                                                     (Continued)

                            ZSA ASSET ALLOCATION FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



              The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund's average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts. The Fund incurred $6,973 of such expenses under the Plan for the period ended September 30, 1998.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $398,308 and $693,713, respectively, for the period ended September 30, 1998.

________________________________________________________________________________


                       THE BROWN CAPITAL MANAGEMENT FUNDS

________________________________________________________________________________


                 a series of the Nottingham Investment Trust II






                             Semi-Annual Report 1998


                     FOR THE PERIOD ENDED SEPTEMBER 30, 1998






                               INVESTMENT ADVISOR
                         Brown Capital Management, Inc.
                              809 Cathedral Street
                            Baltimore, Maryland 21201



                       THE BROWN CAPITAL MANAGEMENT FUNDS
                           107 North Washington Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-0365
                                 1-800-773-3863

October 15, 1998


Dear Shareholder:

Is the cup half full or half empty? The financial markets can't seem to decide. After first calendar quarter performance that can be considered nothing short of spectacular, second calendar quarter results, compared to recent history, returned to more normal levels. The performance of the markets in June was the essence of "bigger is better", as large market capitalization stocks led the rally. The investor "flight to safety/quality" left the mid and small caps behind. In addition, as has been the case over the last few years, little to no attention was paid to valuations. As a consequence, what to some were considered high valuations were bid up to even loftier levels in June. In a few short weeks during the second calendar quarter the market went from being concerned that the economy was too strong to being concerned that it was too weak. And just when we began to witness the restoration of confidence, the August fiasco reminded us of the frailty of one's conviction...Oh, by the way, the stock market was a fiasco, too.

The broad market, as measured by the S&P 500 index, also created a crisis of confidence in August with its one day plunge of 6.8%, which left it, as well as many other major indices, in negative territory for the first time this year. The culprits, at least as the media would have us believe, are as follows: Asia was misdiagnosed with the flu, when in fact it has pneumonia; the Russian ruble was a misnomer, they mean rubble; and the rumble heard in Latin America was not related to music, but is the sound of their economies hitting a sink hole on the road to recovery. Toward the end of the third calendar quarter, we learned that hedge funds have nothing to do with landscaping, and Long-Term Capital--which seemingly has nothing to do with investing--was in need of an immediate short- and long-term fix. The Federal Reserve thought it was delivering good news by cutting its key interest rate, the fed fund rate, but investors demanded more than was given. What does all this mean? In a word, "volatility." Continued volatility is the expectation for the market over the next quarter or two.

But, what's changed? Certainly, the magnitude of the volatility is surprising. The good news, however, is that we have discussed in our earlier letters this year many of the factors contributing to this so-called crisis of confidence. Indeed, the economic problems encountered by Asia, Russia, and Latin America can have serious consequences for the U.S. economy. Their economic conditions aren't new, however. The problems in these three countries have persisted for some time. The overwhelming concern for the U.S. economy is that reduced demand for U.S. exports will severely slow domestic economic growth for the remainder of this year as well as 1999, and lead the economy into a recession. While we expect (and have expected) the economy to slow, we are not overly concerned that a recession will result. Our view is that the Fed will cut interest rates further to facilitate a soft landing for the U.S. economy.

The broad market is still on track to return 10-11% for the year, and bonds' year-to-date returns are better than stocks. We are still patiently awaiting mid-cap and small companies' stocks to match the returns of their large capitalization siblings. More simply, our forecast remains intact. The large market capitalization performance trend persevered in the third calendar quarter. Bigger was relatively better as large market capitalization stocks outperformed mid-cap stocks, which outdistanced small companies' stocks. For the third quarter, the S&P 500 was down 9.9%, the Russell 1000 dropped 10.3%, the Russell 1000 Growth fell 9.1%, the S&P 400 Mid-Cap declined 14.5%, the Russell Mid-Cap decreased 16.7%, while the Russell 2000 and Russell 2000 Growth plummeted 20.9% and 22.4%, respectively.

The sell-off in the market was indiscriminate. As a result of these declines, there is some good news. We think the market is now reasonably valued. Consequently, we are continuing to invest in companies with superior fundamentals and attractive valuations. Fortunately, many of these companies are already in your portfolio, and we added to these positions during the period.

EQUITY and BALANCED FUNDS

Of note this period were announcements of several megadeals: AT&T/TCI, Citicorp/Travelers, Wells Fargo/Norwest Bank, Nationsbank/BankAmerica, Banc One/First Chicago, and American Home Products/Monsanto. The overriding theme seems to be the desire for revenue growth through product enhancement rather than the more typical cost cutting opportunities. This points to the difficulty many companies have maintaining growth in a globally competitive environment. We are also sensitive to the execution risks of these strategies and are concerned that expectations may be too high for some of these deals. Of course, these types of deals slowed significantly in the latter part of the third quarter.

Technology, Financials, Health Care and Consumer Cyclicals made a positive contribution to portfolio performance in the second calendar quarter. Leading the way in technology were ADC Technologies and Microsoft. ADC, a manufacturer of telecommunications equipment is seen as a beneficiary of the AT&T/TCI merger as demand for its products should rise. Microsoft recovered after briefly sagging under the pressure of a zealous Justice Department investigation. BMC Software delivered superior results due to several new business wins and new product proliferation.

The takeover frenzy was very beneficial to the portfolio in the second calendar quarter as well. Greentree Financial, a large financier of manufactured housing was taken over by Conseco at a significant premium to its market price. R.P. Scherer, a drug delivery technology company was purchased at a premium by another one of our major holdings, Cardinal Health, a pharmaceutical manufacturer service firm.

In the third calendar quarter the sectors hardest hit were Consumer Staples, Consumer Cyclicals and Financials. Selectron, in the Capital Goods sector, made a positive contribution and Home Depot continued to do so, confirming the company's dominance of the home building supply business. We have initiated positions in several new stocks over the past six months. They include, Mellon Bank, a large financial services firm and Sallie Mae, the government-sponsored enterprise that underwrites the majority of student loans. We have also added Network Associates, a network management software company, and Tellabs, a telecom equipment technology company. Robert Half International, a temporary staffing company, and Merck, a large pharmaceutical firm, rounded out our additions to the Equity and Balanced portfolios.

The fixed income portion of the Balanced Fund currently emphasizes high quality holdings and intermediate term maturities. We think fixed income markets will be relatively calm over the next several months. The yield curve remains very flat and spread relationships narrow.

SMALL COMPANY FUND

Small companies did not perform as well as large market capitalization companies during the second calendar quarter. In fact, no "small cap" sector in the Russell 2000 posted a gain in the second quarter, and on a contribution basis, health care and technology were the worst areas. However, several positions contributed to our relatively strong performance for the period. BMC software delivered superior results due to several new business wins and new product proliferation. Marcam Solutions, a provider of integrated resource planning applications for manufacturing companies, and Dendrite International, a developer of comprehensive electronic territory management systems, are being recognized by the market for their productivity enhancement capabilities.

In the calendar third quarter, while small companies sold-off across the board, relatively, our holdings in information/knowledge management and business services performed quite well and significantly contributed to outperformance of relevant small company indices. The portfolio also benefited by the acquisition of Molecular Dynamics, a manufacturer and marketer of systems that aid scientists in the acceleration of genetic discovery and analysis. Amersham Pharmacia Biotech purchased the company for what amounts to a 77 percent increase over the stock price at the beginning of the quarter.

Our GARP philosophy and bottom up stock selection skills helped us to weather the recent storm and to continue to outperform the average fund in our respective categories. We continue to invest for the long term.

Sincerely,



Eddie C. Brown

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 91.94%

       Beverages - 1.24%
            The Coca-Cola Company ..................................................                   1,600              $   92,200
                                                                                                                          ----------

       Biopharmaceuticals - 1.47%
            Perkin-Elmer Corporation ...............................................                   1,600                 109,900
                                                                                                                          ----------

       Building Materials - 2.48%
            Illinois Tool Works Inc. ...............................................                   3,400                 185,300
                                                                                                                          ----------

       Computers - 6.67%
       (a)  EMC Corporation ........................................................                   4,000                 228,750
            International Business Machines Corporation ............................                   2,100                 269,194
                                                                                                                          ----------
                                                                                                                             497,944
                                                                                                                          ----------
       Computer Software & Services - 15.67%
       (a)  Acxiom Corporation .....................................................                   7,200                 178,650
       (a)  BMC Software, Inc. .....................................................                   2,600                 156,162
       (a)  Fiserv, Inc. ...........................................................                   1,500                  69,094
       (a)  Microsoft Corporation ..................................................                   1,700                 187,106
       (a)  Network Associates, Inc. ...............................................                   3,650                 129,575
       (a)  Oracle Corporation .....................................................                   2,587                  75,346
       (a)  Sterling Commerce, Inc. ................................................                   4,972                 172,156
       (a)  Sterling Software, Inc. ................................................                   7,300                 201,206
                                                                                                                          ----------
                                                                                                                           1,169,295
                                                                                                                          ----------
       Cosmetics & Personal Care - 1.90%
            Gillette Company .......................................................                   3,700                 141,525
                                                                                                                          ----------

       Electrical Equipment - 0.16%
            Belden, Inc. ...........................................................                     900                  12,094
                                                                                                                          ----------

       Electronics - 4.41%
            General Electric Company ...............................................                   1,300                 103,431
       (a)  Solectron Corporation ..................................................                   4,700                 225,600
                                                                                                                          ----------
                                                                                                                             329,031
                                                                                                                          ----------
       Entertainment - 4.28%
            Carnival Corporation ...................................................                   5,620                 178,786
            The Walt Disney Company ................................................                   5,500                 139,906
                                                                                                                          ----------
                                                                                                                             318,692
                                                                                                                          ----------
       Financial - Banks, Money Center - 2.76%
            Chase Manhattan Corporation ............................................                   4,740                 206,190
                                                                                                                          ----------



                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Savings/Loans/Thrifts - 2.21%
            Mellon Bank Corporation ................................................                   3,000              $  165,187
                                                                                                                          ----------

       Financial - Securities Brokers - 2.48%
            SLM Holding Corporation ................................................                   5,700                 184,894
                                                                                                                          ----------

       Financial Services - 4.25%
            Equifax Inc. ...........................................................                   3,450                 123,122
            T. Rowe Price Associates, Inc. .........................................                   6,600                 193,875
                                                                                                                          ----------
                                                                                                                             316,997
                                                                                                                          ----------
       Hand & Machine Tools - 0.96%
            Danaher Corporation ....................................................                   2,400                  72,000
                                                                                                                          ----------

       Household Products & Housewares - 2.25%
            Newell Company .........................................................                   3,650                 168,128
                                                                                                                          ----------

       Human Resources - 0.69%
            Robert Half International Inc. .........................................                   1,200                  51,825
                                                                                                                          ----------

       Insurance - Life & Health - 1.39%
            AFLAC Incorporated .....................................................                   3,624                 103,511
                                                                                                                          ----------

       Leisure Time - 1.77%
            Harley-Davidson, Inc. ..................................................                   4,500                 132,188
                                                                                                                          ----------

       Medical - Biotechnology - 2.95%
            Merck & Co., Inc. ......................................................                   1,700                 220,256
                                                                                                                          ----------

       Medical - Hospital Management & Service - 2.92%
       (a)  HCR Manor Care, Inc. ...................................................                   3,450                 101,128
       (a)  Health Management Associates, Inc. .....................................                   6,375                 116,344
                                                                                                                          ----------
                                                                                                                             217,472
                                                                                                                          ----------
       Medical Supplies - 2.83%
            Johnson & Johnson ......................................................                   2,700                 211,275
            United States Surgical Corporation .....................................                       1                      42
                                                                                                                          ----------
                                                                                                                             211,317
                                                                                                                          ----------
       Oil & Gas - Equipment & Services - 2.03%
            Schlumberger Limited ...................................................                   3,000                 151,125
                                                                                                                          ----------




                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Pharmaceuticals - 7.39%
       (a)  ALZA Corporation .......................................................                   4,200              $  182,175
            Cardinal Health, Inc. ..................................................                   3,575                 369,119
                                                                                                                          ----------
                                                                                                                             551,294
                                                                                                                          ----------
       Real Estate - 1.48%
            The Rouse Company ......................................................                   4,100                 110,444
                                                                                                                          ----------

       Restaurants & Food Service - 2.34%
       (a)  The Cheesecake Factory Incorporated ....................................                   1,150                  17,825
            Craker Barrel Old Country Store, Inc. ..................................                   6,900                 156,975
                                                                                                                          ----------
                                                                                                                             174,800
                                                                                                                          ----------
       Retail - Department Stores - 1.31%
            Dollar General Corporation .............................................                   3,663                  97,527
                                                                                                                          ----------

       Retail - Grocery - 1.61%
            Casey's General Stores, Inc. ...........................................                   8,000                 120,000
                                                                                                                          ----------

       Retail - Specialty - 6.04%
       (a)  AutoZone, Inc. .........................................................                   6,800                 167,450
            Fastenal Company .......................................................                   3,100                  77,500
            The Home Depot, Inc. ...................................................                   5,200                 205,400
                                                                                                                          ----------
                                                                                                                             450,350
                                                                                                                          ----------
       Telecommunications - 1.33%
       (a)  Tellabs, Inc. ..........................................................                   2,500                  99,531
                                                                                                                          ----------

       Telecommunications Equipment - 2.29%
       (a)  ADC Telecommunications, Inc. ...........................................                   3,900                  82,388
            Northern Telecom Limited ...............................................                   2,760                  88,320
                                                                                                                          ----------
                                                                                                                             170,708
                                                                                                                          ----------
       Transportation - Rail - 0.38%
       (a)  Wisconsin Central Transportation Corporation ...........................                   2,000                  28,000
                                                                                                                          ----------




            Total Common Stocks (Cost $5,986,570) ...................................................                      6,859,725
                                                                                                                          ----------






                                                                                                                         (Continued)

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 8.23%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ...............................                 345,115              $  345,115
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares .........................                 268,989                 268,989
                                                                                                                          ----------

            Total Investment Companies (Cost $614,104) ..............................................                        614,104
                                                                                                                          ----------


Total Value of Investments (Cost $6,600,674 (b)) ....................................................   100.17 %         $7,473,829
Liabilities in Excess of Other Assets ...............................................................    (0.17)%            (12,579)
                                                                                                        ------           ----------
       Net Assets ...................................................................................   100.00 %         $7,461,250
                                                                                                        ======           ==========




       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  financial  reporting  and federal  income tax  purposes  is the same.  Unrealized  appreciation  of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                                 $1,481,778
            Unrealized depreciation                                                                                   (608,623)
                                                                                                                    ----------

                            Net unrealized appreciation                                                             $  873,155
                                                                                                                    ==========











See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $6,600,674) ..............................................................             $7,473,829
       Income receivable ....................................................................................                  5,410
       Receivable for investments sold ......................................................................                 35,632
       Other assets .........................................................................................                  6,236
                                                                                                                          ----------

            Total assets ....................................................................................              7,521,107
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .....................................................................................                  2,945
       Payable for investment purchases .....................................................................                 48,181
       Disbursements in excess of cash on demand deposit ....................................................                  8,731
                                                                                                                          ----------

            Total liabilities ...............................................................................                 59,857
                                                                                                                          ----------

NET ASSETS
       (applicable to 384,492 Institutional Class shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..............................................             $7,461,250
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($7,461,250 / 384,492 shares) ........................................................................                 $19.41
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ......................................................................................             $6,184,739
       Undistributed net realized gain on investments .......................................................                403,356
       Net unrealized appreciation on investments ...........................................................                873,155
                                                                                                                          ----------
                                                                                                                          $7,461,250
                                                                                                                          ==========














See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends ....................................................................................              $    31,646
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   25,931
            Fund administration fees (note 2) ............................................................                    9,974
            Custody fees .................................................................................                    2,495
            Registration and filing administration fees (note 2) .........................................                    2,156
            Fund accounting fees (note 2) ................................................................                   10,500
            Audit fees ...................................................................................                    4,075
            Legal fees ...................................................................................                    8,233
            Securities pricing fees ......................................................................                    1,539
            Shareholder recordkeeping fees ...............................................................                      576
            Shareholder servicing expenses ...............................................................                    2,129
            Registration and filing expenses .............................................................                    2,018
            Printing expenses ............................................................................                    1,504
            Trustee fees and meeting expenses ............................................................                    2,006
            Other operating expenses .....................................................................                      644
                                                                                                                        -----------

                  Total expenses .........................................................................                   73,780
                                                                                                                        -----------

                  Less:
                       Expense reimbursements (note 2) ...................................................                   (2,860)
                       Investment advisory fees waived (note 2) ..........................................                  (23,037)
                                                                                                                        -----------

                  Net expenses ...........................................................................                   47,883
                                                                                                                        -----------

                       Net investment loss ...............................................................                  (16,237)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                  433,328
       Decrease in unrealized appreciation on investments ................................................               (1,311,121)
                                                                                                                        -----------

            Net realized and unrealized loss on investments ..............................................                 (877,793)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ...................................              $  (894,030)
                                                                                                                        ===========










See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Period ended        Year ended
                                                                                                     September 30,        March 31,
                                                                                                         1998               1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ...............................................................         $  (16,237)        $  (10,254)
          Net realized gain from investment transactions ....................................            433,328            603,519
          (Decrease) increase in unrealized appreciation on investments .....................         (1,311,121)         1,740,209
                                                                                                      ----------         ----------

              Net (decrease) increase in net assets resulting from operations ...............           (894,030)         2,333,474
                                                                                                      ----------         ----------

     Distributions to shareholders from
          Net realized gain from investment transactions ....................................                  0           (660,547)
          Distributions in excess of net realized gains .....................................                  0            (13,735)
                                                                                                      ----------         ----------

              Decrease in net assets resulting from distributions ...........................                  0           (674,282)
                                                                                                      ----------         ----------

     Capital share transactions
           Increase in net assets resulting from capital share transactions (a) .............            205,510          2,085,558
                                                                                                      ----------         ----------

                   Total (decrease) increase in net assets ..................................           (688,520)         3,744,750

NET ASSETS

     Beginning of period ....................................................................          8,149,770          4,405,020
                                                                                                      ----------         ----------

     End of period ..........................................................................         $7,461,250         $8,149,770
                                                                                                      ==========         ==========



(a) A summary of capital share activity follows:
                                                             -----------------------------------------------------------------------
                                                                        Period ended                            Year ended
                                                                     September 30, 1998                       March 31, 1998

                                                                  Shares              Value             Shares              Value
                                                             -----------------------------------------------------------------------

Shares sold ................................................        34,011         $  696,129            120,211         $2,302,970
Shares issued for reinvestment
     of distributions ......................................             0                  0             31,855            669,689
                                                                ----------         ----------         ----------         ----------

                                                                    34,011            696,129            152,066          2,972,659

Shares redeemed ............................................       (22,089)          (490,619)           (44,640)          (887,101)
                                                                ----------         ----------         ----------         ----------

     Net increase ..........................................        11,922         $  205,510            107,426         $2,085,558
                                                                ==========         ==========         ==========         ==========




See accompanying notes to financial statements

                                              THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                            Period ended    Year ended     Year ended     Year ended     Year ended
                                                            September 30,    March 31,      March 31,      March 31,      March 31,
                                                                1998           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period ....................       $21.87         $16.61         $15.81         $12.36         $11.48

      (Loss) income from investment operations
           Net investment (loss) income .................        (0.04)         (0.03)          0.05           0.00           0.00
           Net realized and unrealized (loss) gain
                on investments ..........................        (2.42)          7.31           1.36           3.72           1.01
                                                            ----------     ----------     ----------     ----------     ----------

                Total from investment operations ........        (2.46)          7.28           1.41           3.72           1.01
                                                            ----------     ----------     ----------     ----------     ----------

      Distributions to shareholders from
           Net investment income ........................        (0.00)          0.00          (0.05)          0.00           0.00
           Net realized gain from investment transactions        (0.00)         (1.98)         (0.56)         (0.27)         (0.13)
           Distributions in excess of net realized gains          0.00          (0.04)          0.00           0.00           0.00
                                                            ----------     ----------     ----------     ----------     ----------

                Total distributions .....................        (0.00)         (2.02)         (0.61)         (0.27)         (0.13)
                                                            ----------     ----------     ----------     ----------     ----------

Net asset value, end of period ..........................       $19.41         $21.87         $16.61         $15.81         $12.36
                                                            ==========     ==========     ==========     ==========     ==========

Total return ............................................       (11.25)%        44.68 %         8.91 %        30.25 %         8.90 %
                                                            ==========     ==========     ==========     ==========     ==========

Ratios/supplemental data
      Net assets, end of period .........................   $7,461,250     $8,149,770     $4,405,020     $1,965,862     $1,130,020
                                                            ==========     ==========     ==========     ==========     ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ...      1.85 %(a)      1.98 %         3.37 %         5.58 %         8.32 %
           After expense reimbursements and waived fees ....      1.20 %(a)      1.20 %         1.20 %         1.56 %         2.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ...     (1.06)%(a)     (0.94)%        (1.85)%        (4.20)%        (6.41)%
           After expense reimbursements and waived fees ....     (0.40)%(a)     (0.16)%         0.32 %         0.01 %        (0.11)%

      Portfolio turnover rate ..............................     22.35 %(a)     38.42 %        34.21 %        48.06 %         7.29 %
      Average brokerage commission per share (b) ...........   $0.0504        $0.0507            --             --             --



(a)  Annualized.
(b)  Represents  total  commissions  paid on  portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.





See accompanying notes to financial statements

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Equity Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks. The Fund began operations on August 11, 1992. Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.

                                                                     (Continued)

                    THE BROWN CAPITAL MANAGEMENT EQUITY FUND

7                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $23,037 ($.06 per share) and has voluntarily agreed to reimburse $2,860 of the Fund's operating expenses for the period ended September 30, 1998.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Trust to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

              At September 30, 1998, the Advisor and its officers held 37,030 shares or 9.63% of the Fund shares outstanding.

NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,808,997 and $1,668,418, respectively, for the period ended September 30, 1998.

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 70.38%

       Beverages - 0.87%
            The Coca-Cola Company ....................................................                    900             $   51,863
                                                                                                                          ----------

       Building Materials - 0.76%
            Fastenal Company .........................................................                  1,800                 45,000
                                                                                                                          ----------

       Commercial Services - 1.38%
            Equifax Inc. .............................................................                  2,300                 82,081
                                                                                                                          ----------

       Computers - 5.11%
       (a)  EMC Corporation ..........................................................                  2,400                137,250
            International Business Machines Corporation ..............................                  1,300                166,644
                                                                                                                          ----------
                                                                                                                             303,894
                                                                                                                          ----------
       Computer Software & Services - 11.83%
       (a)  Acxiom Corporation .......................................................                  4,000                 99,250
       (a)  BMC Software, Inc. .......................................................                  1,600                 96,100
       (a)  Fiserv, Inc. .............................................................                  1,050                 48,366
       (a)  Microsoft Corporation ....................................................                  1,000                110,062
       (a)  Network Associates, Inc. .................................................                  2,250                 79,875
       (a)  Oracle Corporation .......................................................                  1,537                 44,765
       (a)  Sterling Commerce, Inc. ..................................................                  3,011                104,256
       (a)  Sterling Software, Inc. ..................................................                  4,400                121,275
                                                                                                                          ----------
                                                                                                                             703,949
                                                                                                                          ----------
       Cosmetics & Personal Care - 1.48%
            Gillette Company .........................................................                  2,300                 87,975
                                                                                                                          ----------

       Electronics - 3.23%
            Belden Inc. ..............................................................                    500                  6,719
            General Electric Company .................................................                    700                 55,694
       (a)  Solectron Corporation ....................................................                  2,700                129,600
                                                                                                                          ----------
                                                                                                                             192,013
                                                                                                                          ----------
       Entertainment - 3.32%
            Carnival Corporation .....................................................                  3,500                111,344
            The Walt Disney Company ..................................................                  3,400                 86,487
                                                                                                                          ----------
                                                                                                                             197,831
                                                                                                                          ----------
       Financial Services - 3.93%
            SLM Holding Corporation ..................................................                  3,400                110,287
            T. Rowe Price Associates, Inc. ...........................................                  4,200                123,375
                                                                                                                          ----------
                                                                                                                             233,662
                                                                                                                          ----------



                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Financial - Banks, Money Center - 3.76%
            Mellon Bank Corporation ..................................................                  1,800             $   99,113
            The Chase Manhattan Corporation ..........................................                  2,856                124,236
                                                                                                                          ----------
                                                                                                                             223,349
                                                                                                                          ----------
       Hand & Machine Tools - 0.71%
            Danaher Corporation ......................................................                  1,400                 42,000
                                                                                                                          ----------

       Household Products & Housewares - 1.70%
            Newell Co. ...............................................................                  2,200                101,337
                                                                                                                          ----------

       Human Resources - 0.44%
       (a)  Robert Half International Inc. ...........................................                    600                 25,912
                                                                                                                          ----------

       Insurance - Life & Health - 1.08%
            AFLAC Incorporated .......................................................                  2,250                 64,266
                                                                                                                          ----------

       Leisure Time - 1.48%
            Harley-Davidson, Inc. ....................................................                  3,000                 88,125
                                                                                                                          ----------

       Manufacturing - 2.96%
            Illinois Tool Works, Inc. ................................................                  2,100                114,450
            The Perkin-Elmer Corporation .............................................                    900                 61,819
                                                                                                                          ----------
                                                                                                                             176,269
                                                                                                                          ----------
       Medical - Hospital Management & Service - 2.27%
            HCR Manor Care, Inc. .....................................................                  2,325                 68,152
            Health Management Associates, Inc. .......................................                  3,675                 67,069
                                                                                                                          ----------
                                                                                                                             135,221
                                                                                                                          ----------
       Medical Supplies - 2.50%
       (a)  Johnson & Johnson ........................................................                  1,900                148,675
       (a)  United States Surgical Corporation .......................................                      1                     42
                                                                                                                          ----------
                                                                                                                             148,717
                                                                                                                          ----------
       Oil & Gas - Equipment & Services - 1.61%
            Schlumberger Limited .....................................................                  1,900                 95,713
                                                                                                                          ----------

       Pharmaceuticals - 8.02%
       (a)  Alza Corporation .........................................................                  2,600                112,775
            Cardinal Health, Inc. ....................................................                  2,150                221,987
            Merck & Co., Inc. ........................................................                  1,100                142,519
                                                                                                                          ----------
                                                                                                                             477,281
                                                                                                                          ----------
       Real Estate - 1.18%
            The Rouse Company ........................................................                  2,600                 70,037
                                                                                                                          ----------

                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                       Shares              (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Restaurants & Food Service - 1.86%
            Cracker Barrel Old Country Store, Inc. ...................................                  4,400             $  100,100
       (a)  The Cheesecake Factory Incorporated ......................................                    675                 10,462
                                                                                                                          ----------
                                                                                                                             110,562
                                                                                                                          ----------
       Retail - Department Stores - 0.95%
            Dollar General Corporation ...............................................                  2,121                 56,472
                                                                                                                          ----------

       Retail - Grocery - 1.11%
            Casey's General Stores, Inc. .............................................                  4,400                 66,000
                                                                                                                          ----------

       Retail - Specialty Line - 3.87%
       (a)  AutoZone, Inc. ...........................................................                  4,300                105,887
            The Home Depot, Inc. .....................................................                  3,150                124,425
                                                                                                                          ----------
                                                                                                                             230,312
                                                                                                                          ----------
       Telecommunications - 1.07%
       (a)  Tellabs, Inc. ............................................................                  1,600                 63,700
                                                                                                                          ----------

       Telecommunications Equipment - 0.82%
       (a)  ADC Telecommunications, Inc. .............................................                  2,300                 48,587
                                                                                                                          ----------

       Transportation - Rail - 0.24%
       (a)  Wisconsin Central Transportation Corporation .............................                  1,000                 14,000
                                                                                                                          ----------

       Utilities - Telecommunications - 0.84%
            Northern Telecom Limited .................................................                  1,560                 49,920
                                                                                                                          ----------

            Total Common Stocks (Cost $3,504,322) ......................................................                   4,186,048
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest          Maturity
                                                                Principal            Rate              Date
------------------------------------------------------------------------------------------------------------------------------------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 7.32%

       United States Treasury Note ...........................   $ 20,000           6.250%           08/15/23                 22,984
       United States Treasury Note ...........................     70,000           6.375%           07/15/99                 70,908
       United States Treasury Note ...........................     90,000           6.375%           08/15/02                 96,385
       United States Treasury Note ...........................    100,000           7.500%           02/15/05                117,250
       United States Treasury Note ...........................    100,000           7.750%           01/31/00                104,125
       Federal Home Loan Bank ................................    100,000           0.000%           07/14/17                 23,505
                                                                                                                          ----------

            Total U.S. Government and Agency Obligations (Cost $406,084) ...............................                     435,157
                                                                                                                          ----------

                                                                                                                         (Continued)

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                   Interest          Maturity               Value
                                                                 Principal           Rate              Date                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 9.23%

       Alabama Power Company .................................    $15,000           7.750%           02/01/23             $   15,739
       Boston Edison Company .................................     40,000           7.800%           05/15/10                 46,715
       Chase Manhattan Corporation ...........................     30,000           6.500%           08/01/05                 30,750
       Chesapeake & Potomac Telephone of Virginia ............     50,000           7.250%           06/01/12                 50,437
       Citicorp ..............................................     15,000           7.125%           06/01/03                 16,053
       Ford Motor Credit Corporation .........................     40,000           7.250%           09/01/10                 46,526
       ITT Corporation .......................................     50,000           7.375%           11/15/15                 46,375
       Merrill Lynch .........................................     75,000           7.150%           07/30/12                 79,800
       Monsanto Company ......................................     45,000           6.210%           02/05/08                 47,578
       Nationsbank Corporation ...............................     15,000           6.875%           02/15/05                 16,141
       The Rouse Company .....................................     10,000           8.500%           01/15/03                 10,772
       The Walt Disney Company ...............................     50,000           7.750%           09/30/11                 51,250
       Time Warner, Inc. .....................................     20,000           9.150%           02/01/23                 25,100
       U. S. F. & G. Corporation .............................     60,000           7.125%           06/01/05                 65,635
                                                                                                                          ----------

            Total Corporate Obligations (Cost $511,406) ................................................                     548,871
                                                                                                                          ----------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Shares
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 9.16%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares .................................                272,546                272,546
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Shares ...................................                272,546                272,546
                                                                                                                          ----------

            Total Investment Companies (Cost $545,092) .................................................                     545,092
                                                                                                                          ----------


Total Value of Investments (Cost $4,966,904 (b)) .......................................................     96.09%       $5,715,168
Other Assets Less Liabilities ..........................................................................      3.91%          232,732
                                                                                                            ------        ----------
       Net Assets ......................................................................................    100.00%       $5,947,900
                                                                                                            ======        ==========

       (a)  Non-income producing investment.

       (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation
            (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                                  $1,124,354
            Unrealized depreciation                                                                                    (376,090)
                                                                                                                     ----------

                            Net unrealized appreciation                                                              $  748,264
                                                                                                                     ==========

See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)


ASSETS
       Investments, at value (cost $4,966,904) ..........................................................                 $5,715,168
       Cash .............................................................................................                    215,829
       Income receivable ................................................................................                     17,847
       Receivable for investments sold ..................................................................                      1,382
       Other assets .....................................................................................                      6,578
                                                                                                                          ----------

            Total assets ................................................................................                  5,956,804
                                                                                                                          ----------

LIABILITIES
       Accrued expenses .................................................................................                      1,938
       Payable for investment purchases .................................................................                      6,966
                                                                                                                          ----------

            Total liabilities ...........................................................................                      8,904
                                                                                                                          ----------

NET ASSETS
       (applicable to 383,378 shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..........................................                 $5,947,900
                                                                                                                          ==========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($5,947,900 / 383,378 shares) ....................................................................                     $15.51
                                                                                                                          ==========

NET ASSETS CONSIST OF
       Paid-in capital ..................................................................................                 $4,929,872
       Undistributed net investment income ..............................................................                      2,798
       Undistributed net realized gain on investments ...................................................                    266,966
       Net unrealized appreciation on investments .......................................................                    748,264
                                                                                                                          ----------
                                                                                                                          $5,947,900
                                                                                                                          ==========













See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)


INVESTMENT INCOME

       Income
            Interest ......................................................................................               $  34,782
            Dividends .....................................................................................                  29,105
                                                                                                                          ---------

                  Total income ............................................................................                  63,887
                                                                                                                          ---------

       Expenses
            Investment advisory fees (note 2) .............................................................                  20,687
            Fund administration fees (note 2) .............................................................                   7,956
            Custody fees ..................................................................................                   2,418
            Registration and filing administration fees (note 2) ..........................................                   2,106
            Fund accounting fees (note 2) .................................................................                  10,500
            Audit fees ....................................................................................                   4,313
            Legal fees ....................................................................................                   8,107
            Securities pricing fees .......................................................................                   2,103
            Shareholder recordkeeping fees ................................................................                     268
            Shareholder servicing expenses ................................................................                   1,663
            Registration and filing expenses ..............................................................                   2,018
            Printing expenses .............................................................................                     410
            Trustee fees and meeting expenses .............................................................                   2,041
            Other operating expenses ......................................................................                     679
                                                                                                                          ---------

                  Total expenses ..........................................................................                  65,269
                                                                                                                          ---------

                  Less:
                       Expense reimbursements (note 2) ....................................................                  (6,396)
                       Investment advisory fees waived (note 2) ...........................................                 (20,687)
                                                                                                                          ---------

                  Net expenses ............................................................................                  38,186
                                                                                                                          ---------

                       Net investment income ..............................................................                  25,701
                                                                                                                          ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions .....................................................                 266,968
       Decrease in unrealized appreciation on investments .................................................                (765,785)
                                                                                                                          ---------

            Net realized and unrealized loss on investments ...............................................                (498,817)
                                                                                                                          ---------

                  Net decrease in net assets resulting from operations ....................................               $(473,116)
                                                                                                                          =========







See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Period ended         Year ended
                                                                                                    September 30,         March 31,
                                                                                                        1998                1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment income ............................................................         $   25,701          $   54,147
          Net realized gain from investment transactions ...................................            266,968             493,452
          (Decrease) increase in unrealized appreciation on investments ....................           (765,785)            949,181
                                                                                                     ----------          ----------

              Net (decrease) increase in net assets resulting from operations ..............           (473,116)          1,496,780
                                                                                                     ----------          ----------

     Distributions to shareholders from
          Net investment income ............................................................            (22,843)            (54,255)
          Distribution in excess of net investment income ..................................                  0                 (60)
          Net realized gain from investment transactions ...................................            (16,737)           (476,740)
                                                                                                     ----------          ----------

              Decrease in net assets resulting from distributions ..........................            (39,580)           (531,055)
                                                                                                     ----------          ----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .............            382,859           1,237,359
                                                                                                     ----------          ----------

                   Total (decrease) increase in net assets .................................           (129,837)          2,203,084

NET ASSETS

     Beginning of period ...................................................................          6,077,737           3,874,653
                                                                                                     ----------          ----------

     End of period (including undistributed net investment .................................         $5,947,900          $6,077,737
                      income of $2,798 at September 30, 1998)                                        ==========          ==========



(a) A summary of capital share activity follows:

                                                ------------------------------------------------------------------------------------
                                                                    Period ended                               Year ended
                                                                 September 30, 1998                          March 31, 1998

                                                             Shares               Value                Shares              Value
                                                ------------------------------------------------------------------------------------

Shares sold ....................................               34,973          $  590,777               111,277          $1,757,479
Shares issued for reinvestment
     of distributions ..........................                2,337              39,178                32,554             529,963
                                                           ----------          ----------            ----------          ----------

                                                               37,310             629,955               143,831           2,287,442

Shares redeemed ................................              (14,971)           (247,096)              (67,688)         (1,050,083)
                                                           ----------          ----------            ----------          ----------

     Net increase ..............................               22,339          $  382,859                76,143          $1,237,359
                                                           ==========          ==========            ==========          ==========





See accompanying notes to financial statements

                                             THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                Period ended   Year ended    Year ended    Year ended    Year ended
                                                                September 30,   March 31,     March 31,     March 31,     March 31,
                                                                    1998          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................          $16.83        $13.60        $13.76        $11.56        $11.02

      Income (loss) from investment operations
           Net investment income .........................            0.07          0.17          0.21          0.12          0.10
           Net realized and unrealized (loss) gain
                on investments ...........................           (1.29)         4.65          0.76          2.98          0.77
                                                                ----------    ----------    ----------    ----------    ----------

                Total from investment operations .........           (1.22)         4.82          0.97          3.10          0.87
                                                                ----------    ----------    ----------    ----------    ----------

      Distributions to shareholders from
           Net investment income .........................           (0.06)        (0.17)        (0.21)        (0.12)        (0.11)
           Net realized gain from investment transactions            (0.04)        (1.42)        (0.92)        (0.78)        (0.22)
                                                                ----------    ----------    ----------    ----------    ----------

                Total distributions ......................           (0.10)        (1.59)        (1.13)        (0.90)        (0.33)
                                                                ----------    ----------    ----------    ----------    ----------

Net asset value, end of period ...........................          $15.51        $16.83        $13.60        $13.76        $11.56
                                                                ==========    ==========    ==========    ==========    ==========

Total return .............................................           (7.27)%       36.19 %        7.01 %       27.04 %        8.04 %
                                                                ==========    ==========    ==========    ==========    ==========

Ratios/supplemental data
      Net assets, end of period ..........................      $5,947,900    $6,077,737    $3,874,653    $3,319,314    $2,296,206
                                                                ==========    ==========    ==========    ==========    ==========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees ........     2.05 %(a)     2.22 %        2.85 %        3.50 %        5.43 %
           After expense reimbursements and waived fees .........     1.20 %(a)     1.20 %        1.20 %        1.59 %        2.00 %

      Ratio of net investment income (loss) to average net assets
           Before expense reimbursements and waived fees ........    (0.04)%(a)     0.05 %       (0.13)%       (0.97)%       (2.44)%
           After expense reimbursements and waived fees .........     0.80 %(a)     1.08 %        1.51 %        0.94 %        1.00 %

      Portfolio turnover rate ...................................    19.70 %       33.54 %       45.58 %       43.59 %        9.51 %
      Average brokerage commission per share (b) ................  $0.0507       $0.0509       $0.0509           --            --



(a)  Annualized
(b)  Represents  total  commissions  paid on  portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.



See accompanying notes to financial statements

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Balanced Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-ended investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments. The Fund began operations on August 11, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


              D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.65% of the Fund's first $25 million of average daily net assets and 0.50% of average daily net assets over $25 million.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.20% of the average daily net assets of the Fund. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $20,687 ($0.05 per share) and has voluntarily agreed to reimburse $6,396 of the Fund's operating expenses for the period ended September 30, 1998.

              The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

                                                                     (Continued)

                   THE BROWN CAPITAL MANAGEMENT BALANCED FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

              At September 30, 1998, the Advisor and its officers held 23,930 shares or 6.396% of the Fund shares outstanding.


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,220,787 and $1,074,954, respectively, for the period ended September 30, 1998.


                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 93.02%

       Advertising - 1.84%
       (a)  Catalina Marketing Corporation .........................................                   4,200             $   197,400
                                                                                                                         -----------

       Chemicals - 0.88%
       (a)  Synthetech, Inc. .......................................................                  19,300                  94,088
                                                                                                                         -----------

       Commercial Services - 4.23%
            Paychex, Inc. ..........................................................                   3,562                 183,666
       (a)  Quintiles Transnational Corp. ..........................................                   6,200                 271,250
                                                                                                                         -----------
                                                                                                                             454,916
                                                                                                                         -----------
       Computers - 1.29%
       (a)  RadiSys Corporation ....................................................                  10,300                 139,050
                                                                                                                         -----------

       Computer Software & Services - 45.87%
       (a)  Acxiom Corporation .....................................................                  17,700                 439,181
       (a)  Advent Software, Inc. ..................................................                   8,300                 283,756
       (a)  American Software, Inc. ................................................                  26,900                  68,931
       (a)  Best Software, Inc. ....................................................                   8,800                 211,200
       (a)  BMC Software, Inc. .....................................................                   9,646                 579,363
       (a)  Boole & Babbage, Inc. ..................................................                   7,500                 174,375
       (a)  Cerner Corporation .....................................................                  10,500                 281,531
       (a)  CFI ProServices, Inc. ..................................................                  12,100                 124,025
       (a)  Concord Communications, Inc. ...........................................                   4,000                 159,000
       (a)  Datastream Systems, Inc. ...............................................                   8,600                 149,962
       (a)  Dendrite International, Inc. ...........................................                  28,400                 678,050
            Fair, Isaac and Company, Incorporated ..................................                   9,200                 307,050
       (a)  Hyperion Software Corporation ..........................................                   7,410                 160,704
       (a)  infoUSA Inc. Class A ...................................................                   8,200                  58,425
       (a)  infoUSA Inc. Class B ...................................................                   8,200                  47,663
       (a)  Manugistics Group, Inc. ................................................                  10,400                  99,450
       (a)  Network Associates, Inc. ...............................................                   8,587                 304,839
       (a)  Platinum Technology, Inc. ..............................................                   5,600                 100,800
       (a)  QRS Corporation ........................................................                   4,100                 130,687
       (a)  SPSS Inc. ..............................................................                   4,600                 105,225
       (a)  Structural Dynamics Research Corporation ...............................                  10,400                 117,000
       (a)  The BISYS Group, Inc. ..................................................                   6,700                 295,638
       (a)  Tripos, Inc. ...........................................................                   7,600                  55,100
                                                                                                                         -----------
                                                                                                                           4,931,955
                                                                                                                         -----------
       Electronics - 2.14%
       (a)  Sanmina Corporation ....................................................                   8,200                 230,625
                                                                                                                         -----------



                                                                                                                         (Continued)

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Electronics - Semiconductor - 0.97%
       (a)  Medialink Worldwide Incorporated .......................................                   6,200             $   103,850
                                                                                                                         -----------

       Financial Services - 2.84%
            T. Rowe Price Associates, Inc. .........................................                  10,400                 305,500
                                                                                                                         -----------

       Furniture & Home Appliances - 1.44%
            Juno Lighting, Inc. ....................................................                   6,900                 154,388
                                                                                                                         -----------

       Hand & Machine Tools - 1.75%
       (a)  Flow International Corporation .........................................                  20,300                 187,775
                                                                                                                         -----------

       Machine - Diversified - 1.10%
       (a)  Cognex Corporation .....................................................                  10,200                 118,575
                                                                                                                         -----------

       Medical - Biotechnology - 1.95%
       (a)  Affymetrix, Inc. .......................................................                   1,500                  38,625
       (a)  Human Genome Sciences, Inc. ............................................                   1,100                  33,000
       (a)  Incyte Pharmaceuticals, Inc. ...........................................                   1,200                  25,500
       (a)  Pharmacopeia, Inc. .....................................................                  11,200                 112,000
                                                                                                                         -----------
                                                                                                                             209,125
                                                                                                                         -----------
       Medical - Hospital Management & Services - 2.34%
       (a)  ABR Information Services, Inc. .........................................                  18,400                 251,850
                                                                                                                         -----------

       Medical Supplies - 12.84%
            Ballard Medical Products ...............................................                   7,400                 148,000
            Biomet, Inc. ...........................................................                   3,900                 135,281
       (a)  CN Biosciences, Inc. ...................................................                   6,320                 154,840
       (a)  Crescendo Pharmaceuticals Corporation ..................................                     420                   5,539
            Diagnostic Products Corporation ........................................                  13,000                 346,937
            Life Technologies, Inc. ................................................                   9,700                 323,737
       (a)  Techne Corporation .....................................................                  18,200                 266,175
                                                                                                                         -----------
                                                                                                                           1,380,509
                                                                                                                         -----------
       Miscellaneous - Manufacturing - 0.06%
       (a)  Panavision Inc. ........................................................                     395                   6,814
                                                                                                                         -----------

       Pharmaceuticals - 5.69%
       (a)  ALZA Corporation .......................................................                   9,600                 416,400
       (a)  Applied Analytical Industries, Inc. ....................................                  13,300                 194,513
       (a)  Lynx Therapeutics, Inc. ................................................                      81                     658
                                                                                                                         -----------
                                                                                                                             611,571
                                                                                                                         -----------


                                                                                                                         (Continued)

                                             BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                         September 30, 1998
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                      Shares               (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Real Estate Investment Trust - 1.36%
            Post Properties, Inc. ..................................................                   3,800             $   146,538
                                                                                                                         -----------

       Restaurants & Food Services - 3.13%
       (a)  Au Bon Pain Company, Inc. ..............................................                  29,300                 178,548
       (a)  The Cheesecake Factory Incorporated ....................................                  10,200                 158,100
                                                                                                                         -----------
                                                                                                                             336,648
                                                                                                                         -----------
       Retail - Specialty Line - 0.79%
            Fastenal Company .......................................................                   3,400                  85,000
                                                                                                                         -----------

       Telecommunications Equipment - 0.51%
       (a)  Applied Digital Access, Inc. ...........................................                  19,200                  55,200
                                                                                                                         -----------

       Warrants - 0.00%
       (a)  ALZA Corporation, expiration date December 31, 1999 ....................                     150                      56
       (a)  The Perkin-Elmer Corporation, expiraton date September 11, 2003 ........                      27                     113
                                                                                                                         -----------
                                                                                                                                 169
                                                                                                                         -----------

            Total Common Stocks (Cost $8,072,415) .....................................................                   10,001,546
                                                                                                                         -----------

INVESTMENT COMPANIES - 7.09%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares ....................................            281,752                 281,752
       Evergreen Money Market Treasury Institutional Treasury
            Money Market Fund Institutional Service Shares ..............................            480,139                 480,139
                                                                                                                         -----------

            Total Investment Companies (Cost $761,891) ................................................                      761,891
                                                                                                                         -----------

Total Value of Investments (Cost $8,834,306 (b)) ......................................................    100.11 %     $10,763,437
Liabilities In Excess of Other Assets .................................................................     (0.11)%         (11,390)
                                                                                                           ------       -----------
       Net Assets .....................................................................................    100.00 %     $10,752,047
                                                                                                           ======       ===========


       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  financial  reporting  and federal  income tax  purposes  is the same.  Unrealized  appreciation  of investments for financial reporting and federal income tax purposes is as follows:

            Unrealized appreciation                                                                                     $ 3,106,350
            Unrealized depreciation                                                                                      (1,177,219)
                                                                                                                        -----------

                            Net unrealized appreciation                                                                 $ 1,929,131
                                                                                                                        ===========

See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                         September 30, 1998
                                                             (Unaudited)

ASSETS
       Investments, at value (cost $8,834,306) ..............................................................            $10,763,437
       Cash .................................................................................................                    466
       Income receivable ....................................................................................                  7,737
       Other assets .........................................................................................                  4,276
                                                                                                                         -----------

            Total assets ....................................................................................             10,775,916
                                                                                                                         -----------

LIABILITIES
       Accrued expenses .....................................................................................                  3,456
       Payable for investment purchases .....................................................................                 20,413
                                                                                                                         -----------

            Total liabilities ...............................................................................                 23,869
                                                                                                                         -----------

NET ASSETS
       (applicable to 595,859 Institutional Class shares outstanding; unlimited
        shares of no par value beneficial interest authorized) ..............................................            $10,752,047
                                                                                                                         ===========

NET ASSET VALUE, REDEMPTION AND OFFERING PRICE
       PER INSTITUTIONAL CLASS SHARE
       ($10,752,047 / 595,859 shares) .......................................................................                 $18.04
                                                                                                                         ===========

NET ASSETS CONSIST OF
       Paid-in capital ......................................................................................            $ 8,363,360
       Undistributed net realized gain on investments .......................................................                459,556
       Net unrealized appreciation on investments ...........................................................              1,929,131
                                                                                                                         -----------
                                                                                                                         $10,752,047
                                                                                                                         ===========













See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                       STATEMENT OF OPERATIONS

                                                   Period ended September 30, 1998
                                                             (Unaudited)


INVESTMENT LOSS

       Income
            Dividends ....................................................................................              $    26,476
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ............................................................                   57,223
            Fund administration fees (note 2) ............................................................                   13,951
            Custody fees .................................................................................                    1,972
            Registration and filing administration fees (note 2) .........................................                    3,848
            Fund accounting fees (note 2) ................................................................                   10,500
            Audit fees ...................................................................................                    4,075
            Legal fees ...................................................................................                    8,233
            Securities pricing fees ......................................................................                    1,777
            Shareholder recordkeeping fees ...............................................................                      878
            Shareholder servicing expenses ...............................................................                    2,459
            Registration and filing expenses .............................................................                    5,014
            Printing expenses ............................................................................                    1,504
            Trustee fees and meeting expenses ............................................................                    2,006
            Other operating expenses .....................................................................                      747
                                                                                                                        -----------

                  Total expenses .........................................................................                  114,187
                                                                                                                        -----------

                  Less investment advisory fees waived (note 2) ..........................................                  (28,319)
                                                                                                                        -----------

                  Net expenses ...........................................................................                   85,868
                                                                                                                        -----------

                       Net investment loss ...............................................................                  (59,392)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

       Net realized gain from investment transactions ....................................................                  452,691
       Decrease in unrealized appreciation on investments ................................................               (2,099,548)
                                                                                                                        -----------

            Net realized and unrealized loss on investments ..............................................               (1,646,857)
                                                                                                                        -----------

                  Net decrease in net assets resulting from operations ...................................              $(1,706,249)
                                                                                                                        ===========












See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS
                                                             (Unaudited)


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Period ended          Year ended
                                                                                                  September 30,          March 31,
                                                                                                      1998                 1998
------------------------------------------------------------------------------------------------------------------------------------

(DECREASE) INCREASE IN NET ASSETS

     Operations
          Net investment loss ......................................................               $   (59,392)         $   (63,196)
          Net realized gain from investment transactions ...........................                   452,691              264,971
          (Decrease) increase in unrealized appreciation on investments ............                (2,099,548)           3,029,081
                                                                                                   -----------          -----------

              Net (decrease) increase in net assets resulting from operations ......                (1,706,249)           3,230,856
                                                                                                   -----------          -----------

     Distributions to shareholders from
          Net realized gain from investment transactions ...........................                         0             (122,662)
                                                                                                   -----------          -----------

     Capital share transactions
          Increase in net assets resulting from capital share transactions (a) .....                   892,352            1,939,063
                                                                                                   -----------          -----------

                   Total (decrease) increase in net assets .........................                  (813,897)           5,047,257

NET ASSETS

     Beginning of period ...........................................................                11,565,944            6,518,687
                                                                                                   -----------          -----------

     End of period .................................................................               $10,752,047          $11,565,944
                                                                                                   ===========          ===========



(a) A summary of capital share activity follows:
                                            ----------------------------------------------------------------------------------------
                                                                  Period ended                                Year ended
                                                               September 30, 1998                           March 31, 1998

                                                           Shares                Value               Shares                Value
                                            ----------------------------------------------------------------------------------------

Shares sold ...............................                   63,227          $ 1,256,669              127,445          $ 2,137,857
Shares issued for reinvestment
     of distributions .....................                        0                    0                6,686              122,282
                                                         -----------          -----------          -----------          -----------

                                                              63,227            1,256,669              134,131            2,260,139

Shares redeemed ...........................                  (17,496)            (364,317)             (18,185)            (321,076)
                                                         -----------          -----------          -----------          -----------

     Net increase .........................                   45,731          $   892,352              115,946          $ 1,939,063
                                                         ===========          ===========          ===========          ===========







See accompanying notes to financial statements

                                           THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)
                                                             (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                           Period ended    Year ended     Year ended     Year ended     Year ended
                                                           September 30,    March 31,      March 31,      March 31,      March 31,
                                                               1998           1998           1997           1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period .....................      $21.02         $15.01         $15.13         $12.24         $10.69

      (Loss) income from investment operations
           Net investment loss ...........................       (0.10)         (0.11)         (0.03)         (0.06)         (0.06)
           Net realized and unrealized (loss) gain
                on investments ...........................       (2.88)          6.36           0.27           4.00           1.86
                                                           -----------    -----------    -----------    -----------    -----------

                Total from investment operations .........       (2.98)          6.25           0.24           3.94           1.80
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net realized gain from investment transactions        (0.00)         (0.24)         (0.36)         (1.05)         (0.25)
                                                           -----------    -----------    -----------    -----------    -----------


Net asset value, end of period ...........................      $18.04         $21.02         $15.01         $15.13         $12.24
                                                           ===========    ===========    ===========    ===========    ===========

Total return .............................................      (14.18)%        41.84 %         1.56 %        33.00 %        16.95 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data

      Net assets, end of period ........................   $10,752,047    $11,565,944    $ 6,518,687    $ 3,740,208    $ 2,609,361
                                                           ===========    ===========    ===========    ===========    ===========
      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees .....    1.99 %(a)      2.05 %         2.70 %         3.49 %         4.49 %
           After expense reimbursements and waived fees ......    1.50 %(a)      1.50 %         1.50 %         1.69 %         2.00 %

      Ratio of net investment loss to average net assets
           Before expense reimbursements and waived fees .....   (1.54)%(a)     (1.23)%        (1.50)%        (2.29)%        (3.38)%
           After expense reimbursements and waived fees ......   (1.04)%(a)     (0.68)%        (0.30)%        (0.50)%        (0.90)%

      Portfolio turnover rate ................................    8.31 %        11.64 %        13.39 %        23.43 %        32.79 %
      Average brokerage commission per share (b) ............. $0.0530        $0.0520        $0.0482            --             --



(a)  Annualized.
(b)  Represents  total  commissions  paid on  portfolio  securities  divided by total  portfolio  shares  purchased or sold on which commissions were charged.




See accompanying note to financial statements

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

              The Brown Capital Management Small Company Fund (the "Fund") is a diversified series of shares of beneficial interest of The Nottingham Investment Trust II (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The investment objective of the Fund is to seek capital appreciation principally through investment in the equity securities of those companies with operating revenues of $250 million or less at the time of the initial investment. The Fund began operations on July 23, 1992.

              Pursuant to a plan approved by the Board of Trustees of the Trust, the existing single class of shares of the Fund was redesignated as the Institutional Class shares of the Fund on June 15, 1995 and an additional class of shares, the Investor Class shares, was authorized. To date, only Institutional Class shares have been issued by the Fund. The Institutional Class shares are sold without a sales charge and bear no distribution and service fees. The Investor Class shares will be subject to a maximum 3.50% sales charge and will bear distribution and service fees which may not exceed 0.50% of the Investor Class shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

              A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

              B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

                    As a result of the Fund's operating net investment loss, a reclassification adjustment of $59,392 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, and decrease paid-in capital.

              C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

              D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trust's Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

                                                                     (Continued)

                 THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


              E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

              Pursuant  to  an  investment  advisory  agreement,  Brown  Capital
              Management, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the Fund's average daily net assets.

              The Advisor intends to voluntarily waive all or a portion of its fee and reimburse expenses of the Fund to limit total Fund operating expenses to 1.50% of the average daily net assets of the Fund in future years. There can be no assurance that the foregoing voluntary fee waivers or reimbursements will continue. The Advisor has voluntarily waived its fee amounting to $28,319 (0.05 per share) for the period ended September 30, 1998.

              The Fund's administrator, The Nottingham Company (the"Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.25% of the Fund's first $10 million of average daily net assets, 0.20% of the next $40 million of average daily net assets, 0.175% of the next $50 million of average daily net assets, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $1,750 for accounting and recordkeeping services. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

              NC Shareholder Services, LLC (the "Transfer Agent") has been retained by the Trust to serve as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

              Certain Trustees and officers of the Trust are also officers of the Advisor, the distributor or the Administrator.

              At September 30, 1998, the Advisor and its officers held 46,211 shares or 7.76% of the Fund shares outstanding.

                                                                     (Continued)

                THE BROWN CAPITAL MANAGEMENT SMALL COMPANY FUND

                          NOTES TO FINANCIAL STATEMENTS

                               September 30, 1998
                                   (Unaudited)


NOTE 3 - PURCHASES AND SALES OF INVESTMENTS

              Purchases  and  sales  of   investments,   other  than  short-term
              investments, aggregated $1,381,954 and $896,106, respectively, for the period ended September 30, 1998.

________________________________________________________________________________


                       THE BROWN CAPITAL MANAGEMENT FUNDS

________________________________________________________________________________


                 a series of the Nottingham Investment Trust II






















                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.